Baird Core Plus Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.875%, 03/31/2022	$220,850,000	$226,621,431
1.625%, 08/31/2022	3,950,000	4,063,100
2.125%, 12/31/2022	309,965,000	323,816,561
2.250%, 11/15/2025	7,675,000	8,437,703
2.000%, 11/15/2026	186,150,000	204,365,068
2.250%, 11/15/2027	396,250,000	445,657,422
3.125%, 11/15/2028	1,650,000	1,988,508
1.625%, 08/15/2029	24,450,000	26,627,578
2.875%, 05/15/2043	971,200,000	1,270,413,065
2.500%, 02/15/2045	631,275,000	778,638,258
2.875%, 05/15/2049	147,450,000	197,957,384
Total U.S. Treasury Securities (Cost $3,173,765,466)		3,488,586,078	12.4%

Other Government Related Securities
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.500%, 10/03/2023 (1)(2)	5,000,000	5,485,344
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,415,000	2,530,845
CNOOC Finance (2015) USA LLC,
3.500%, 05/05/2025	21,200,000	23,267,636
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	4,750,000	5,238,943
Comision Federal de Electricidad,
5.750%, 02/14/2042 (1)(2)	5,200,000	5,726,552
Corp Andina de Fomento,
4.375%, 06/15/2022 (1)	4,265,000	4,488,401
Electricite de France SA,
4.750%, 10/13/2035 (1)(2)	10,000,000	12,355,344
Export-Import Bank of Korea,
4.000%, 01/29/2021 (1)	2,400,000	2,426,756
Korea Development Bank,
3.000%, 09/14/2022 (1)	4,400,000	4,612,784
Petrobras Global Finance BV:
5.299%, 01/27/2025 (1)	3,400,000	3,712,800
7.375%, 01/17/2027 (1)	9,300,000	11,014,455
Petroleos Mexicanos:
4.500%, 01/23/2026 (1)	3,516,000	3,139,788
6.490%, 01/23/2027 (1)(2)	11,743,000	11,009,062
6.840%, 01/23/2030 (1)(2)	14,606,000	13,035,855
5.950%, 01/28/2031 (1)(2)	1,005,000	848,723
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (1)(2)	1,500,000	1,655,588
Sinopec Group Overseas Development [2015] Ltd.,
3.250%, 04/28/2025 (1)(2)	20,000,000	21,588,252
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (1)(2)	10,000,000	11,104,936
Sinopec Group Overseas Development [2017] Ltd.,
3.000%, 04/12/2022 (1)(2)	6,950,000	7,154,755
Syngenta Finance NV:
3.125%, 03/28/2022 (1)	5,000,000	5,091,295
4.441%, 04/24/2023 (1)(2)	5,000,000	5,280,704
4.892%, 04/24/2025 (1)(2)	27,231,000	29,523,975
Total Other Government Related Securities (Cost $179,033,566)		190,292,793	0.7%

Corporate Bonds
Industrials
A.P. Meoller - Maersk A/S,
3.750%, 09/22/2024 (1)(2)	4,475,000	4,794,067
Abbott Laboratories:
3.400%, 11/30/2023	4,583,000	4,983,787
4.750%, 11/30/2036	7,506,000	10,046,918
AbbVie, Inc.:
5.000%, 12/15/2021 (2)	41,397,000	43,166,663
3.250%, 10/01/2022 (2)	7,500,000	7,844,178
3.200%, 11/06/2022	3,000,000	3,159,537
3.850%, 06/15/2024 (2)	10,125,000	11,096,138
3.800%, 03/15/2025 (2)	29,200,000	32,378,202
3.600%, 05/14/2025	2,500,000	2,770,993
4.550%, 03/15/2035 (2)	14,098,000	17,332,557
4.300%, 05/14/2036	3,825,000	4,505,342
4.050%, 11/21/2039 (2)	11,250,000	12,937,029
4.250%, 11/21/2049 (2)	20,000,000	23,743,540
ADT Corp.,
3.500%, 07/15/2022	6,900,000	7,003,500
Adventist Health System:
2.952%, 03/01/2029	7,250,000	7,694,825
3.630%, 03/01/2049	8,900,000	9,196,509
Agilent Technologies, Inc.,
3.875%, 07/15/2023	5,325,000	5,765,617
Air Liquide Finance,
2.500%, 09/27/2026 (1)(2)	4,833,000	5,264,762
Air Products and Chemicals, Inc.,
2.800%, 05/15/2050	5,000,000	5,332,786
Aker BP ASA,
2.875%, 01/15/2026 (1)(2)	15,000,000	14,855,100
Albertsons Companies, Inc.,
3.250%, 03/15/2026 (2)	5,000,000	4,961,600
Alcon Finance Corp.:
3.000%, 09/23/2029 (2)	6,110,000	6,608,316
2.600%, 05/27/2030 (2)	6,475,000	6,854,295
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 (1)	10,000,000	10,262,194
Alimentation Couche-Tard, Inc.,
2.950%, 01/25/2030 (1)(2)	6,500,000	7,009,200
Allegion PLC,
3.500%, 10/01/2029 (1)	8,000,000	8,732,265
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	22,750,000	24,104,566
Alpek SAB de CV,
4.250%, 09/18/2029 (1)(2)	6,000,000	5,925,000
America Movil SAB de CV,
2.875%, 05/07/2030 (1)	28,000,000	30,327,360
Amgen, Inc.:
2.200%, 02/21/2027	11,750,000	12,450,651
3.150%, 02/21/2040	5,000,000	5,319,266
4.400%, 05/01/2045	8,000,000	9,911,145
Anglo American Capital PLC:
3.750%, 04/10/2022 (1)(2)	7,000,000	7,249,593
4.125%, 09/27/2022 (1)(2)	5,385,000	5,663,591
3.625%, 09/11/2024 (1)(2)	4,325,000	4,650,439
5.375%, 04/01/2025 (1)(2)	29,505,000	33,916,166
2.625%, 09/10/2030 (1)(2)	6,025,000	6,008,613
3.950%, 09/10/2050 (1)(2)	10,000,000	10,219,273
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029	5,000,000	6,102,094
5.450%, 01/23/2039	9,975,000	12,914,031
4.900%, 02/01/2046	41,075,000	50,646,683
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	9,930,843
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (1)(2)	18,140,000	19,798,620
4.500%, 06/20/2029 (1)(2)	9,475,000	10,653,851
Apple, Inc.,
2.650%, 05/11/2050	15,000,000	15,718,244
Aramark Services, Inc.,
5.000%, 02/01/2028 (2)	1,000,000	1,007,500
ArcelorMittal:
3.600%, 07/16/2024 (1)	14,575,000	15,268,348
6.125%, 06/01/2025 (1)	6,078,000	7,005,500
4.550%, 03/11/2026 (1)	22,730,000	24,629,342
4.250%, 07/16/2029 (1)	15,000,000	15,784,724
Arrow Electronics, Inc.,
3.250%, 09/08/2024	15,000,000	16,197,160
Ashtead Capital, Inc.,
4.000%, 05/01/2028 (2)	4,000,000	4,150,000
AT&T, Inc.:
4.125%, 02/17/2026	8,925,000	10,228,943
3.800%, 02/15/2027	3,500,000	3,948,830
4.300%, 02/15/2030	10,980,000	13,014,926
5.250%, 03/01/2037	7,125,000	8,908,534
4.900%, 08/15/2037	10,000,000	12,084,043
4.500%, 03/09/2048	13,056,000	14,983,258
3.550%, 09/15/2055 (2)	45,029,000	43,640,877
3.650%, 09/15/2059 (2)	31,734,000	31,173,880
Avery Dennison Corp.,
2.650%, 04/30/2030	10,175,000	10,799,980
Avnet, Inc.,
3.750%, 12/01/2021	5,000,000	5,143,519
Ball Corp.:
5.250%, 07/01/2025	21,675,000	24,534,474
4.875%, 03/15/2026	10,325,000	11,512,375
2.875%, 08/15/2030	5,000,000	4,943,750
Bayer US Finance II LLC:
4.250%, 12/15/2025 (2)	25,000,000	28,595,750
4.625%, 06/25/2038 (2)	12,000,000	14,318,605
4.400%, 07/15/2044 (2)	5,125,000	5,804,325
Beam Suntory, Inc.:
3.250%, 05/15/2022	10,650,000	11,135,802
3.250%, 06/15/2023	10,960,000	11,583,685
Becton Dickinson and Co.:
3.363%, 06/06/2024	10,000,000	10,822,275
3.734%, 12/15/2024	9,250,000	10,209,110
4.875%, 05/15/2044	5,455,000	6,623,669
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,028,339
Berry Global, Inc.,
4.875%, 07/15/2026 (2)	14,000,000	14,700,000
Biogen, Inc.,
3.150%, 05/01/2050	20,000,000	19,736,495
Boardwalk Pipelines LP:
4.950%, 12/15/2024	17,475,000	19,186,589
5.950%, 06/01/2026	26,406,000	30,743,750
4.800%, 05/03/2029	26,341,000	28,704,400
Boeing Co.,
5.150%, 05/01/2030	5,000,000	5,634,841
Bon Secours Mercy Health, Inc.,
3.464%, 06/01/2030	16,330,000	18,344,524
Booz Allen Hamilton, Inc.,
3.875%, 09/01/2028 (2)	1,000,000	1,026,550
Boral Finance Pty Ltd.:
3.000%, 11/01/2022 (1)(2)	8,650,000	8,837,068
3.750%, 05/01/2028 (1)(2)	5,550,000	5,753,289
BorgWarner, Inc.,
2.650%, 07/01/2027	9,000,000	9,497,862
Boston Scientific Corp.,
1.900%, 06/01/2025	15,000,000	15,674,216
Bristol-Myers Squibb Co.:
3.550%, 08/15/2022	5,730,000	6,077,342
3.250%, 02/20/2023	10,000,000	10,636,147
Broadcom, Inc.:
3.625%, 10/15/2024	32,800,000	35,764,291
3.125%, 01/15/2025	13,250,000	14,114,612
4.700%, 04/15/2025	18,300,000	20,794,520
3.150%, 11/15/2025	7,150,000	7,744,370
4.250%, 04/15/2026	30,400,000	34,249,280
4.150%, 11/15/2030	10,000,000	11,233,438
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	18,286,000	20,389,526
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	1,666,780
Bunge Limited Finance Corp.:
3.250%, 08/15/2026	13,188,000	14,221,278
3.750%, 09/25/2027	22,800,000	24,753,686
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,886,821
Cameron LNG LLC,
3.701%, 01/15/2039 (2)	15,000,000	16,844,185
Campbell Soup Co.,
3.950%, 03/15/2025	11,000,000	12,272,329
Cargill, Inc.,
2.125%, 04/23/2030 (2)	7,000,000	7,332,538
Carlisle Companies, Inc.:
3.750%, 12/01/2027	4,600,000	5,218,547
2.750%, 03/01/2030	21,832,000	23,206,591
Carrier Global Corp.:
2.493%, 02/15/2027 (2)	12,845,000	13,431,102
2.700%, 02/15/2031 (2)	14,700,000	15,314,899
3.377%, 04/05/2040 (2)	10,000,000	10,477,241
3.577%, 04/05/2050 (2)	3,050,000	3,240,109
CCL Industries, Inc.,
3.050%, 06/01/2030 (1)(2)	19,725,000	21,054,107
CF Industries, Inc.:
3.450%, 06/01/2023	24,874,000	25,433,665
5.375%, 03/15/2044	10,922,000	13,143,316
Charter Communications Operating LLC:
4.464%, 07/23/2022	33,748,000	35,730,260
4.908%, 07/23/2025	63,550,000	73,477,953
3.750%, 02/15/2028	5,000,000	5,528,024
5.050%, 03/30/2029	3,437,000	4,119,531
6.384%, 10/23/2035	19,430,000	26,646,275
Cheniere Corpus Christi Holdings LLC:
7.000%, 06/30/2024	4,269,000	4,915,148
5.875%, 03/31/2025	5,005,000	5,704,873
5.125%, 06/30/2027	5,000,000	5,565,708
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
5.125%, 04/01/2025 (2)	15,000,000	17,642,394
Cigna Corp.:
3.050%, 11/30/2022	15,000,000	15,775,484
3.000%, 07/15/2023	7,525,000	7,982,983
3.500%, 06/15/2024	7,800,000	8,508,516
4.500%, 02/25/2026	5,725,000	6,687,974
2.400%, 03/15/2030	9,850,000	10,215,657
4.800%, 08/15/2038	7,600,000	9,434,397
CK Hutchison International Ltd.:
2.875%, 04/05/2022 (1)(2)	7,475,000	7,681,536
3.250%, 04/11/2024 (1)(2)	7,000,000	7,453,214
Clean Harbors, Inc.,
5.125%, 07/15/2029 (2)	100,000	108,487
CNH Industrial Capital LLC:
4.200%, 01/15/2024	15,000,000	16,116,415
1.875%, 01/15/2026 (8)	14,250,000	14,230,601
CNH Industrial NV:
4.500%, 08/15/2023 (1)	16,168,000	17,561,894
3.850%, 11/15/2027 (1)	26,114,000	28,232,062
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025	14,135,000	16,304,083
5.800%, 06/01/2045	4,733,000	6,170,565
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,416,952
Comcast Corp.:
4.250%, 01/15/2033	6,500,000	8,076,315
4.400%, 08/15/2035	13,575,000	17,226,104
3.200%, 07/15/2036	15,000,000	16,658,543
4.600%, 10/15/2038	12,350,000	15,785,121
4.650%, 07/15/2042	2,000,000	2,609,639
4.950%, 10/15/2058	7,500,000	10,746,250
CommonSpirit Health,
2.760%, 10/01/2024	7,500,000	7,841,026
Conagra Brands, Inc.,
5.300%, 11/01/2038	6,625,000	8,540,887
Concho Resources, Inc.,
2.400%, 02/15/2031	12,000,000	11,366,888
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 (1)	845,000	1,155,280
Constellation Brands, Inc.,
4.750%, 12/01/2025	1,000,000	1,188,817
Corning, Inc.,
4.375%, 11/15/2057	10,000,000	12,108,164
Costco Wholesale Corp.,
1.750%, 04/20/2032	10,000,000	10,259,703
Cox Communications, Inc.:
2.950%, 06/30/2023 (2)	5,475,000	5,762,699
3.850%, 02/01/2025 (2)	2,875,000	3,190,918
3.350%, 09/15/2026 (2)	20,850,000	23,189,586
4.800%, 02/01/2035 (2)	4,450,000	5,596,748
6.450%, 12/01/2036 (2)	5,550,000	7,661,834
8.375%, 03/01/2039 (2)	11,639,000	18,995,715
4.700%, 12/15/2042 (2)	5,000,000	6,189,138
CSX Corp.:
6.220%, 04/30/2040	475,000	698,987
4.650%, 03/01/2068	9,000,000	11,795,743
CVS Health Corp.:
3.875%, 07/20/2025	2,302,000	2,593,529
3.250%, 08/15/2029	11,800,000	12,980,098
4.780%, 03/25/2038	35,075,000	42,734,948
5.125%, 07/20/2045	15,000,000	18,952,336
5.050%, 03/25/2048	19,600,000	25,017,604
CVS Pass-Through Trust,
7.507%, 01/10/2032 (2)	3,710,628	4,633,723
Daimler Finance North America LLC:
2.550%, 08/15/2022 (2)	19,750,000	20,362,447
1.750%, 03/10/2023 (2)	29,550,000	30,118,894
Danone SA:
3.000%, 06/15/2022 (1)(2)	3,500,000	3,631,772
2.589%, 11/02/2023 (1)(2)	10,000,000	10,546,297
DCP Midstream LLC:
4.750%, 09/30/2021 (2)	2,245,000	2,259,031
5.375%, 07/15/2025	3,000,000	3,093,240
5.625%, 07/15/2027	17,000,000	17,391,000
5.125%, 05/15/2029	8,000,000	7,880,000
Dell Technologies, Inc.:
5.850%, 07/15/2025 (2)	5,000,000	5,825,960
4.900%, 10/01/2026 (2)	5,000,000	5,652,113
Dentsply Sirona,
3.250%, 06/01/2030	38,920,000	42,313,102
Deutsche Telekom AG,
3.625%, 01/21/2050 (1)(2)	5,925,000	6,568,189
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)	28,015,000	43,527,764
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	9,885,000	10,118,622
5.450%, 06/15/2023 (2)	42,180,000	46,243,014
6.020%, 06/15/2026 (2)	37,004,000	43,449,335
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,550,000
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,726,512
DuPont de Nemours, Inc.:
4.493%, 11/15/2025	9,275,000	10,690,922
5.319%, 11/15/2038	17,350,000	22,016,415
DXC Technology Co.:
4.450%, 09/18/2022	2,000,000	2,099,641
4.250%, 04/15/2024	52,810,000	57,066,822
4.125%, 04/15/2025	20,000,000	21,609,676
4.750%, 04/15/2027	28,650,000	31,926,984
Eaton Corp.:
2.750%, 11/02/2022	2,625,000	2,751,069
4.000%, 11/02/2032	3,660,000	4,421,643
Ecolab, Inc.,
3.250%, 01/14/2023	6,325,000	6,693,634
Edward-Elmhurst Healthcare,
3.500%, 05/04/2023 (8)	4,000,000	4,046,039
Element Fleet Management Corp.,
3.850%, 06/15/2025 (1)(2)	23,000,000	24,207,893
Emerson Electric Co.,
2.750%, 10/15/2050	16,200,000	16,480,421
Enable Midstream Partners LP,
4.400%, 03/15/2027	15,000,000	14,375,654
Enbridge Energy Partners LP:
7.500%, 04/15/2038	4,500,000	6,340,208
7.375%, 10/15/2045	23,298,000	34,111,577
Energy Transfer Operating LP:
4.250%, 03/15/2023	10,000,000	10,397,415
5.875%, 01/15/2024	15,000,000	16,514,813
5.500%, 06/01/2027	6,204,000	6,831,136
3.750%, 05/15/2030	6,350,000	6,150,023
5.950%, 10/01/2043	2,702,000	2,682,576
6.000%, 06/15/2048	5,000,000	5,028,945
Energy Transfer Partners LP:
4.200%, 04/15/2027	8,650,000	8,949,714
6.500%, 02/01/2042	18,727,000	19,615,908
5.150%, 03/15/2045	5,000,000	4,526,975
Eni SpA,
4.250%, 05/09/2029 (1)(2)	18,250,000	20,545,414
EnLink Midstream Partners LP,
4.400%, 04/01/2024	23,605,000	21,244,500
Enterprise Products Operating LLC:
3.350%, 03/15/2023	10,000,000	10,594,608
3.950%, 01/31/2060	14,475,000	14,283,669
EQT Corp.,
7.875%, 02/01/2025	10,000,000	11,084,500
EQT Midstream Partners LP:
4.750%, 07/15/2023	22,000,000	21,957,100
4.125%, 12/01/2026	14,750,000	14,056,529
Equinix, Inc.:
2.625%, 11/18/2024	8,000,000	8,506,047
2.150%, 07/15/2030	15,000,000	15,185,626
ERAC USA Finance LLC,
2.600%, 12/01/2021 (2)	10,400,000	10,580,968
Exxon Mobil Corp.:
1.571%, 04/15/2023	3,400,000	3,497,138
2.992%, 03/19/2025	35,000,000	38,354,990
3.294%, 03/19/2027	5,000,000	5,628,147
3.482%, 03/19/2030	11,125,000	12,828,199
2.610%, 10/15/2030	14,400,000	15,565,078
4.327%, 03/19/2050	3,950,000	4,944,450
FedEx Corp.:
3.800%, 05/15/2025	10,000,000	11,312,418
3.900%, 02/01/2035	7,000,000	7,925,433
4.950%, 10/17/2048	13,500,000	17,270,546
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	37,052,000	42,972,333
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	3,268,000	3,479,884
3.875%, 06/05/2024	6,367,000	7,022,263
3.000%, 08/15/2026	9,300,000	10,316,484
4.500%, 08/15/2046	6,700,000	8,331,305
Fiserv, Inc.:
3.500%, 10/01/2022	11,625,000	12,258,613
3.850%, 06/01/2025	11,720,000	13,204,935
3.200%, 07/01/2026	6,400,000	7,110,679
2.250%, 06/01/2027	10,650,000	11,248,420
3.500%, 07/01/2029	6,010,000	6,850,891
4.400%, 07/01/2049	20,000,000	25,088,019
Flex Ltd.,
3.750%, 02/01/2026 (1)	10,000,000	10,922,200
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (2)	3,000,000	3,127,101
Flowserve Corp.,
3.500%, 10/01/2030	7,075,000	7,005,724
FMC Corp.,
3.200%, 10/01/2026	8,100,000	8,949,704
FMG Resources Pty Ltd.,
5.125%, 03/15/2023 (1)(2)	24,000,000	25,044,000
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 (1)	11,700,000	12,164,755
4.375%, 05/10/2043 (1)	2,000,000	2,431,560
3.500%, 01/16/2050 (1)	11,625,000	12,366,187
Ford Motor Credit Co. LLC:
3.200%, 01/15/2021	11,250,000	11,226,234
5.750%, 02/01/2021	13,000,000	13,081,250
3.336%, 03/18/2021	5,500,000	5,501,375
5.875%, 08/02/2021	8,975,000	9,143,281
2.979%, 08/03/2022	20,000,000	19,700,000
4.250%, 09/20/2022	4,459,000	4,497,615
4.140%, 02/15/2023	10,000,000	10,062,200
5.584%, 03/18/2024	29,367,000	30,548,655
3.664%, 09/08/2024	12,000,000	11,742,300
4.063%, 11/01/2024	7,000,000	6,991,250
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029	14,000,000	15,454,229
Fox Corp.,
3.050%, 04/07/2025	5,000,000	5,475,111
Freeport-McMoRan, Inc.:
3.875%, 03/15/2023	38,916,000	40,091,652
5.000%, 09/01/2027	12,000,000	12,534,600
4.125%, 03/01/2028	10,000,000	10,125,000
5.250%, 09/01/2029	14,415,000	15,496,125
4.625%, 08/01/2030	3,000,000	3,154,350
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (2)	8,075,000	9,052,529
Fresenius Medical Care US Finance III, Inc.:
3.750%, 06/15/2029 (2)	34,130,000	38,314,786
2.375%, 02/16/2031 (2)	32,300,000	31,935,347
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (2)	33,385,000	35,584,877
General Dynamics Corp.,
3.500%, 04/01/2027	11,000,000	12,646,672
General Electric Co.:
3.150%, 09/07/2022	6,500,000	6,788,578
3.450%, 05/01/2027	3,925,000	4,155,739
3.625%, 05/01/2030	5,000,000	5,178,067
6.150%, 08/07/2037	2,000,000	2,397,753
General Mills, Inc.:
3.700%, 10/17/2023	20,000,000	21,781,114
4.000%, 04/17/2025	3,175,000	3,596,159
General Motors Financial Co., Inc.:
2.450%, 11/06/2020	9,000,000	9,014,419
3.700%, 11/24/2020	1,509,000	1,511,229
4.200%, 03/01/2021	21,283,000	21,543,580
3.200%, 07/06/2021	25,600,000	25,987,384
4.375%, 09/25/2021	4,875,000	5,029,394
3.450%, 01/14/2022	5,200,000	5,333,193
3.150%, 06/30/2022	13,050,000	13,405,613
4.150%, 06/19/2023	3,375,000	3,582,630
1.700%, 08/18/2023	15,500,000	15,538,731
5.100%, 01/17/2024	18,750,000	20,475,046
2.900%, 02/26/2025	17,725,000	18,266,853
Genpact Luxembourg Sarl:
3.700%, 04/01/2022 (1)	43,005,000	44,026,064
3.375%, 12/01/2024 (1)	27,750,000	29,059,495
Georgia-Pacific LLC:
5.400%, 11/01/2020 (2)	11,000,000	11,043,249
3.163%, 11/15/2021 (2)	20,000,000	20,526,068
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (1)(2)	2,000,000	2,087,778
4.250%, 10/25/2022 (1)(2)	7,000,000	7,432,200
6.000%, 11/15/2041 (1)(2)	9,400,000	11,506,054
5.550%, 10/25/2042 (1)(2)	3,543,000	4,153,247
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	16,940,000	18,161,205
4.625%, 04/29/2024 (2)	29,230,000	32,201,277
4.000%, 03/27/2027 (2)	17,000,000	18,563,756
4.875%, 03/12/2029 (2)	18,000,000	21,054,875
2.500%, 09/01/2030 (2)	19,800,000	19,259,333
Global Payments, Inc.:
3.800%, 04/01/2021	9,199,000	9,321,585
4.000%, 06/01/2023	10,775,000	11,674,296
4.800%, 04/01/2026	10,035,000	11,715,866
2.900%, 05/15/2030	5,000,000	5,350,050
Graphic Packaging International LLC:
3.500%, 03/15/2028 (2)	5,000,000	4,987,500
3.500%, 03/01/2029 (2)	5,000,000	5,031,250
Gray Oak Pipeline LLC,
2.600%, 10/15/2025 (2)	15,000,000	15,051,646
Grupo Bimbo SAB de CV:
4.500%, 01/25/2022 (1)(2)	3,915,000	4,095,638
3.875%, 06/27/2024 (1)(2)	31,501,000	34,232,135
4.875%, 06/27/2044 (1)(2)	9,575,000	11,224,294
4.700%, 11/10/2047 (1)(2)	22,671,000	26,444,588
4.000%, 09/06/2049 (1)(2)	13,000,000	13,648,180
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	3,080,251
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (2)	10,000,000	11,401,293
HB Fuller Co.,
4.000%, 02/15/2027	6,725,000	6,657,750
HCA, Inc.:
5.000%, 03/15/2024	10,366,000	11,613,223
5.375%, 02/01/2025	25,300,000	27,703,500
5.250%, 04/15/2025	19,200,000	22,169,263
5.375%, 09/01/2026	1,000,000	1,105,000
4.500%, 02/15/2027	5,000,000	5,615,967
5.875%, 02/01/2029	500,000	582,500
4.125%, 06/15/2029	15,000,000	16,965,749
3.500%, 09/01/2030	5,000,000	5,094,400
Hewlett Packard Enterprise Co.,
4.450%, 10/02/2023	12,575,000	13,819,045
Hexcel Corp.:
4.700%, 08/15/2025	8,303,000	9,216,574
3.950%, 02/15/2027	19,000,000	20,522,148
Holcim US Finance Sarl & Cie SCS,
5.150%, 09/12/2023 (1)(2)	4,350,000	4,822,438
Hologic, Inc.,
3.250%, 02/15/2029 (2)	10,000,000	10,062,500
HP, Inc.:
2.200%, 06/17/2025	10,000,000	10,475,227
3.000%, 06/17/2027	25,000,000	27,027,399
Huntington Ingalls Industries, Inc.,
3.844%, 05/01/2025 (2)	10,000,000	10,987,947
Husky Energy, Inc.:
4.000%, 04/15/2024 (1)	7,380,000	7,832,063
4.400%, 04/15/2029 (1)	15,000,000	15,648,196
Hutchison Whampoa International Ltd.:
3.250%, 11/08/2022 (1)(2)	4,625,000	4,838,297
3.625%, 10/31/2024 (1)(2)	15,000,000	16,447,740
Hyundai Capital America:
3.450%, 03/12/2021 (2)	20,950,000	21,193,365
3.000%, 03/18/2021 (2)	10,000,000	10,086,699
3.750%, 07/08/2021 (2)	10,150,000	10,379,902
3.100%, 04/05/2022 (2)	2,000,000	2,057,409
2.850%, 11/01/2022 (2)	5,225,000	5,403,277
2.375%, 02/10/2023 (2)	20,000,000	20,532,818
1.250%, 09/18/2023 (2)	14,125,000	14,093,501
3.400%, 06/20/2024 (2)	16,850,000	17,854,470
IHS Markit Ltd.,
3.625%, 05/01/2024 (1)	10,000,000	10,809,000
Infor, Inc.,
1.750%, 07/15/2025 (2)	8,375,000	8,616,050
Ingersoll-Rand Global Holding Co. Ltd.,
5.750%, 06/15/2043	4,126,000	5,711,258
Ingersoll-Rand Luxembourg Finance SA,
4.650%, 11/01/2044 (1)	1,300,000	1,602,611
Ingredion, Inc.,
2.900%, 06/01/2030	28,000,000	30,403,304
International Business Machines Corp.,
4.150%, 05/15/2039	13,000,000	15,922,672
International Flavors & Fragrances, Inc.,
5.000%, 09/26/2048	10,000,000	12,373,958
Iron Mountain, Inc.,
4.500%, 02/15/2031 (2)	10,000,000	10,094,000
JM Smucker Co.:
2.375%, 03/15/2030	5,000,000	5,217,707
3.550%, 03/15/2050	3,350,000	3,583,547
Johnson Controls International PLC,
3.900%, 02/14/2026 (1)	3,645,000	4,145,198
Kansas City Southern:
4.700%, 05/01/2048	12,000,000	13,341,921
3.500%, 05/01/2050	13,000,000	13,444,426
Kerry Group Financial Services Unlimited Co.,
3.200%, 04/09/2023 (1)(2)	18,500,000	19,398,273
Keurig Dr Pepper, Inc.,
4.417%, 05/25/2025	7,000,000	8,063,616
Keysight Technologies, Inc.:
4.550%, 10/30/2024	7,283,000	8,227,022
4.600%, 04/06/2027	50,189,000	58,665,383
Kimberly-Clark de Mexico SAB de CV,
2.431%, 07/01/2031 (1)(2)	10,000,000	10,177,700
Kinder Morgan Energy Partners LP:
7.300%, 08/15/2033	1,675,000	2,281,395
6.500%, 02/01/2037	400,000	497,701
6.950%, 01/15/2038	14,755,000	19,309,268
7.500%, 11/15/2040	27,248,000	36,697,777
Kinder Morgan, Inc.:
5.000%, 02/15/2021 (2)	10,008,000	10,133,613
8.050%, 10/15/2030	15,384,000	20,257,377
7.800%, 08/01/2031	16,174,000	22,381,310
7.750%, 01/15/2032	7,466,000	10,394,377
Kinross Gold Corp.,
6.875%, 09/01/2041 (1)	5,500,000	7,201,451
Kraft Heinz Foods Co.:
4.000%, 06/15/2023	34,774,000	36,978,235
6.750%, 03/15/2032	10,000,000	13,219,943
5.000%, 07/15/2035	7,375,000	8,492,286
5.000%, 06/04/2042	5,000,000	5,475,614
Lafarge SA,
7.125%, 07/15/2036 (1)	1,500,000	2,132,990
LafargeHolcim Finance US LLC,
3.500%, 09/22/2026 (2)	12,565,000	13,634,875
Lear Corp.:
3.800%, 09/15/2027	7,725,000	8,152,897
3.500%, 05/30/2030	15,000,000	15,355,605
Leidos, Inc.,
4.375%, 05/15/2030 (2)	24,000,000	28,126,800
Lennar Corp.,
4.125%, 01/15/2022	1,385,000	1,417,894
Lennox International, Inc.,
3.000%, 11/15/2023	10,000,000	10,546,305
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	11,657,800
4.200%, 03/15/2045	8,770,000	8,721,908
4.250%, 09/15/2046	1,230,000	1,288,070
3.950%, 03/01/2050	19,000,000	19,434,300
Magna International, Inc.,
2.450%, 06/15/2030 (1)	10,000,000	10,533,566
Marathon Oil Corp.,
2.800%, 11/01/2022	3,452,000	3,536,096
Marathon Petroleum Corp.:
3.400%, 12/15/2020	20,000,000	20,062,256
3.625%, 09/15/2024	2,500,000	2,672,607
4.700%, 05/01/2025	15,000,000	16,951,092
5.125%, 12/15/2026	3,000,000	3,478,033
4.750%, 09/15/2044	3,985,000	4,154,438
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030	5,000,000	5,208,578
6.250%, 05/01/2037	450,000	551,467
Masco Corp.:
4.450%, 04/01/2025	5,000,000	5,715,097
6.500%, 08/15/2032	14,934,000	19,359,537
MasTec, Inc.,
4.500%, 08/15/2028 (2)	5,000,000	5,050,000
McDonald's Corp.:
3.700%, 01/30/2026	7,250,000	8,257,878
3.500%, 07/01/2027	6,000,000	6,832,354
Microchip Technology, Inc.:
3.922%, 06/01/2021	12,845,000	13,129,300
4.333%, 06/01/2023	32,298,000	34,759,454
2.670%, 09/01/2023 (2)	25,000,000	25,875,825
4.250%, 09/01/2025 (2)	4,000,000	4,150,235
Micron Technology, Inc.,
4.640%, 02/06/2024	3,000,000	3,332,642
Microsoft Corp.,
4.200%, 11/03/2035	5,650,000	7,419,290
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024 (2)	13,695,000	13,816,270
4.625%, 04/01/2029 (2)	12,000,000	12,128,138
Minera Mexico SA de CV,
4.500%, 01/26/2050 (1)(2)	5,000,000	5,425,000
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (2)	8,250,000	8,575,063
Molson Coors Beverage Co.,
3.000%, 07/15/2026	33,888,000	36,128,675
Mosaic Co.,
5.450%, 11/15/2033	16,101,000	18,730,734
MPLX LP:
3.500%, 12/01/2022	8,600,000	9,013,427
4.000%, 02/15/2025	13,125,000	14,360,204
4.875%, 06/01/2025	19,150,000	21,674,772
1.750%, 03/01/2026	20,000,000	19,909,896
4.250%, 12/01/2027	6,519,000	7,306,451
5.500%, 02/15/2049	8,825,000	9,911,576
4.900%, 04/15/2058	5,000,000	5,073,905
MSCI, Inc.,
4.000%, 11/15/2029 (2)	7,562,000	7,940,100
Mylan NV:
3.750%, 12/15/2020 (1)	582,000	584,551
3.150%, 06/15/2021 (1)	8,100,000	8,230,497
3.950%, 06/15/2026 (1)	5,000,000	5,625,150
Mylan, Inc.:
3.125%, 01/15/2023 (2)	16,800,000	17,672,550
4.200%, 11/29/2023	4,525,000	4,950,010
4.550%, 04/15/2028	5,000,000	5,824,533
NCL Corp. Ltd.,
3.625%, 12/15/2024 (1)(2)	20,000,000	14,000,000
Newell Brands, Inc.:
3.850%, 04/01/2023	40,709,000	42,552,304
4.875%, 06/01/2025	1,500,000	1,618,125
Newfield Exploration Co.,
5.750%, 01/30/2022	7,700,000	7,696,672
NGPL PipeCo LLC,
4.875%, 08/15/2027 (2)	20,000,000	21,702,845
NIKE, Inc.,
2.750%, 03/27/2027	7,000,000	7,785,473
Noble Energy, Inc.:
3.900%, 11/15/2024	3,000,000	3,282,485
5.050%, 11/15/2044	3,000,000	3,893,024
Norfolk Southern Corp.,
3.050%, 05/15/2050	20,000,000	21,255,283
NuStar Logistics LP,
6.750%, 02/01/2021	3,000,000	3,026,250
Nutrien Ltd.:
4.000%, 12/15/2026 (1)	10,000,000	11,607,981
4.125%, 03/15/2035 (1)	6,550,000	7,606,556
Nutrition & Biosciences, Inc.,
3.468%, 12/01/2050 (2)	8,000,000	8,077,418
nVent Finance Sarl:
3.950%, 04/15/2023 (1)	11,055,000	11,526,601
4.550%, 04/15/2028 (1)	32,435,000	35,003,137
NXP Semiconductors NV,
3.875%, 09/01/2022 (1)(2)	9,300,000	9,829,331
Occidental Petroleum Corp.:
2.900%, 08/15/2024	10,000,000	8,484,300
8.500%, 07/15/2027	15,000,000	15,115,650
7.150%, 05/15/2028	7,000,000	6,370,000
7.875%, 09/15/2031	12,790,000	12,406,300
6.450%, 09/15/2036	7,125,000	6,074,063
ONEOK Partners LP,
3.375%, 10/01/2022	4,007,000	4,162,811
ONEOK, Inc.:
4.250%, 02/01/2022	6,450,000	6,676,294
7.500%, 09/01/2023	22,959,000	26,327,977
2.750%, 09/01/2024	8,300,000	8,500,715
Oracle Corp.:
2.800%, 04/01/2027	46,000,000	50,578,860
3.900%, 05/15/2035	7,425,000	9,032,440
Orange SA,
9.000%, 03/01/2031 (1)	33,426,000	54,487,761
Oshkosh Corp.,
3.100%, 03/01/2030	5,000,000	5,295,667
Owens Corning:
4.200%, 12/01/2024	10,000,000	11,021,799
3.400%, 08/15/2026	5,000,000	5,391,856
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	5,198,233
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,458,420
Penske Truck Leasing Co.,
4.000%, 07/15/2025 (2)	20,000,000	22,530,573
PepsiCo, Inc.,
2.750%, 03/19/2030	20,525,000	22,974,930
PerkinElmer, Inc.,
3.300%, 09/15/2029	25,000,000	27,761,730
Pernod Ricard SA,
4.250%, 07/15/2022 (1)(2)	26,700,000	28,403,128
Perrigo Finance Unlimited Co.:
3.900%, 12/15/2024 (1)	42,000,000	45,511,200
3.150%, 06/15/2030 (1)	18,250,000	18,844,398
Phillips 66:
3.850%, 04/09/2025	8,000,000	8,886,080
2.150%, 12/15/2030	6,000,000	5,834,980
4.650%, 11/15/2034	13,000,000	15,526,077
5.875%, 05/01/2042	5,000,000	6,587,066
4.875%, 11/15/2044	15,000,000	17,830,551
Phillips 66 Partners LP:
3.605%, 02/15/2025	2,000,000	2,124,148
3.150%, 12/15/2029	12,550,000	12,385,099
4.680%, 02/15/2045	2,000,000	2,038,756
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029	20,000,000	19,329,547
POSCO:
4.250%, 10/28/2020 (1)(2)	2,300,000	2,305,152
2.375%, 01/17/2023 (1)(2)	5,550,000	5,686,925
4.000%, 08/01/2023 (1)(2)	13,000,000	13,959,920
Procter & Gamble Co.,
3.000%, 03/25/2030	4,150,000	4,813,777
Quanta Services, Inc.,
2.900%, 10/01/2030	10,000,000	10,206,099
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	204,349
Raytheon Technologies Corp.:
7.500%, 09/15/2029	8,188,000	11,900,949
2.250%, 07/01/2030	12,000,000	12,691,644
3.125%, 07/01/2050	6,000,000	6,399,475
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	11,850,000	12,608,086
Reliance Industries Ltd.:
4.500%, 10/19/2020 (2)	2,000,000	2,003,080
5.400%, 02/14/2022 (1)(2)	3,500,000	3,687,609
Reliance Steel & Aluminum Co.,
1.300%, 08/15/2025	6,100,000	6,092,448
Republic Services, Inc.:
4.750%, 05/15/2023	13,459,000	14,800,159
2.900%, 07/01/2026	5,000,000	5,528,933
Rogers Communications, Inc.,
4.350%, 05/01/2049 (1)	10,000,000	12,101,087
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025	14,500,000	16,585,684
5.875%, 06/30/2026	55,015,000	65,054,920
5.000%, 03/15/2027	20,300,000	22,897,065
Samarco Mineracao SA:
5.750%, 10/24/2023 (1)(2)(9)	5,475,000	2,956,500
5.375%, 09/26/2024 (1)(2)(9)	5,125,000	2,741,875
Schlumberger Holdings Corp.,
3.900%, 05/17/2028 (2)	11,096,000	11,947,524
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	5,000,000	5,240,094
Seagate HDD Cayman,
4.875%, 03/01/2024 (1)	5,000,000	5,447,085
Shell International Finance BV:
2.375%, 04/06/2025 (1)	9,000,000	9,594,223
2.750%, 04/06/2030 (1)	8,725,000	9,540,700
Sherwin-Williams Co.,
4.500%, 06/01/2047	10,550,000	13,106,087
Shire Acquisitions Investments Ireland DAC,
2.875%, 09/23/2023 (1)	54,946,000	58,240,008
Silgan Holdings, Inc.:
4.750%, 03/15/2025	1,000,000	1,017,500
4.125%, 02/01/2028	4,000,000	4,090,000
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)	960,000	1,260,461
Smithfield Foods, Inc.:
2.650%, 10/03/2021 (2)	10,200,000	10,263,229
3.350%, 02/01/2022 (2)	31,389,000	31,721,853
5.200%, 04/01/2029 (2)	12,000,000	14,037,911
3.000%, 10/15/2030 (2)	10,000,000	10,021,600
Sociedad Quimica y Minera de Chile SA,
3.625%, 04/03/2023 (1)(2)	8,093,000	8,436,953
Solvay Finance America LLC,
4.450%, 12/03/2025 (2)	40,018,000	45,047,468
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,028,890
Spectra Energy Partners LP:
3.500%, 03/15/2025	15,150,000	16,527,653
4.500%, 03/15/2045	5,000,000	5,718,629
Standard Industries, Inc.:
4.750%, 01/15/2028 (2)	24,408,000	25,323,300
4.375%, 07/15/2030 (2)	5,000,000	5,126,325
3.375%, 01/15/2031 (2)	5,000,000	4,934,975
Stanley Black & Decker, Inc.,
4.850%, 11/15/2048	4,175,000	5,867,886
Steel Dynamics, Inc.,
2.800%, 12/15/2024	7,000,000	7,384,497
Sunoco Finance Corp.,
4.875%, 01/15/2023	2,000,000	2,010,000
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	2,038,672
6.100%, 02/15/2042	1,000,000	1,009,740
Suntory Holdings Ltd.,
2.550%, 06/28/2022 (1)(2)	2,000,000	2,059,415
Sysco Corp.:
5.650%, 04/01/2025	7,000,000	8,278,218
5.950%, 04/01/2030	18,220,000	23,092,553
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050 (1)	21,825,000	22,170,976
Tallgrass Energy Finance Corp.,
4.750%, 10/01/2023 (2)	7,000,000	6,632,500
Targa Resources Partners LP:
6.500%, 07/15/2027	1,000,000	1,042,500
5.000%, 01/15/2028	28,000,000	27,300,000
4.875%, 02/01/2031 (2)	500,000	484,213
TC PipeLines LP:
4.375%, 03/13/2025	26,205,000	28,683,475
3.900%, 05/25/2027	5,885,000	6,307,696
Teck Resources Ltd.,
3.900%, 07/15/2030 (1)(2)	10,000,000	10,463,271
Telecom Italia Capital SA:
4.570%, 04/27/2023 (1)	1,000,000	1,095,767
5.303%, 05/30/2024 (1)(2)	21,500,000	23,273,750
7.045%, 06/20/2036 (1)	4,925,000	7,084,412
7.200%, 07/18/2036 (1)	3,175,000	4,004,310
4.895%, 03/06/2048 (1)	9,475,000	10,922,552
Telefonica Emisiones SA:
5.462%, 02/16/2021 (1)	2,402,000	2,446,406
4.103%, 03/08/2027 (1)	8,125,000	9,241,771
5.213%, 03/08/2047 (1)	5,000,000	5,941,276
5.520%, 03/01/2049 (1)	12,000,000	14,943,214
TELUS Corp.,
2.800%, 02/16/2027 (1)	13,100,000	14,107,538
Tenet Healthcare Corp.,
6.750%, 06/15/2023	1,000,000	1,050,000
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)	24,275,000	23,212,969
3.150%, 10/01/2026 (1)	36,000,000	31,759,560
Textron, Inc.,
3.000%, 06/01/2030	15,000,000	15,798,823
Thermo Fisher Scientific, Inc.,
4.133%, 03/25/2025	15,000,000	17,086,923
Timken Co.:
3.875%, 09/01/2024	18,500,000	19,684,958
4.500%, 12/15/2028	6,025,000	6,679,315
T-Mobile USA, Inc.,
4.750%, 02/01/2028	17,250,000	18,453,015
Toll Road Investors Partnership II LP,
0.000%, 02/15/2022 (2)	21,200,000	20,277,235
TransCanada PipeLines Ltd.,
4.750%, 05/15/2038 (1)	10,000,000	11,769,098
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,870,668
Transocean, Inc.:
8.375%, 12/15/2021 (1)	5,500,000	2,915,000
11.500%, 01/30/2027 (1)(2)	3,650,000	1,497,230
TreeHouse Foods, Inc.,
4.000%, 09/01/2028	1,500,000	1,517,070
TTX Co.:
4.650%, 06/15/2044 (2)	7,710,000	9,881,553
3.900%, 02/01/2045 (2)	25,325,000	29,755,608
Tyco Electronics Group SA,
7.125%, 10/01/2037 (1)	500,000	752,629
Tyson Foods, Inc.,
5.100%, 09/23/2048	4,650,000	6,426,843
United Rentals North America, Inc.:
4.625%, 10/15/2025	15,540,000	15,889,650
5.875%, 09/15/2026	13,000,000	13,698,750
3.875%, 11/15/2027	5,000,000	5,150,000
4.875%, 01/15/2028	5,000,000	5,250,000
5.250%, 01/15/2030	5,000,000	5,456,250
4.000%, 07/15/2030	10,000,000	10,250,000
3.875%, 02/15/2031	3,000,000	3,045,000
Universal Health Services, Inc.,
2.650%, 10/15/2030 (2)	7,325,000	7,290,280
Upjohn, Inc.:
3.850%, 06/22/2040 (2)	10,000,000	10,800,840
4.000%, 06/22/2050 (2)	10,000,000	10,672,868
UPMC,
3.600%, 04/03/2025	47,575,000	52,810,186
Valaris PLC,
5.200%, 03/15/2025 (1)(9)	6,000,000	270,000
Vale Overseas Ltd.:
6.250%, 08/10/2026 (1)	22,000,000	26,015,000
3.750%, 07/08/2030 (1)	9,025,000	9,286,725
8.250%, 01/17/2034 (1)	425,000	599,037
6.875%, 11/21/2036 (1)	10,475,000	13,635,203
6.875%, 11/10/2039 (1)	15,850,000	20,849,883
Valeant Pharmaceuticals International, Inc.,
5.875%, 05/15/2023 (1)(2)	133,000	132,335
Valero Energy Corp.:
1.200%, 03/15/2024	13,450,000	13,393,021
3.400%, 09/15/2026	17,500,000	18,805,325
6.625%, 06/15/2037	5,000,000	6,289,439
Valero Energy Partners LP,
4.500%, 03/15/2028	20,000,000	22,401,666
Verisk Analytics, Inc.:
5.800%, 05/01/2021	2,585,000	2,662,557
4.000%, 06/15/2025	10,000,000	11,409,761
Verizon Communications, Inc.:
3.000%, 03/22/2027	5,000,000	5,566,778
4.500%, 08/10/2033	15,710,000	19,925,547
4.400%, 11/01/2034	790,000	984,873
4.272%, 01/15/2036	19,793,000	24,414,537
5.250%, 03/16/2037	18,225,000	25,239,059
4.812%, 03/15/2039	38,575,000	50,514,614
4.862%, 08/21/2046	2,500,000	3,413,743
VF Corp.,
2.800%, 04/23/2027	7,000,000	7,646,623
Vodafone Group PLC:
3.750%, 01/16/2024 (1)	2,184,000	2,384,268
7.875%, 02/15/2030 (1)	16,293,000	23,651,093
6.150%, 02/27/2037 (1)	11,825,000	16,294,465
4.375%, 02/19/2043 (1)	5,054,000	5,875,889
Volkswagen Group of America Finance LLC:
4.000%, 11/12/2021 (2)	9,000,000	9,329,844
4.250%, 11/13/2023 (2)	18,000,000	19,778,123
2.850%, 09/26/2024 (2)	5,000,000	5,302,508
3.350%, 05/13/2025 (2)	15,000,000	16,379,190
Vulcan Materials Co.:
4.500%, 04/01/2025	3,000,000	3,417,411
3.500%, 06/01/2030	11,050,000	12,375,131
4.700%, 03/01/2048	500,000	604,452
Wabtec Corp.:
4.375%, 08/15/2023	9,750,000	10,309,516
4.400%, 03/15/2024	13,109,000	14,236,627
3.450%, 11/15/2026	27,225,000	28,906,229
4.950%, 09/15/2028	10,205,000	11,892,013
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,265,776
3.450%, 06/01/2026	17,000,000	18,575,209
Walmart, Inc.,
4.050%, 06/29/2048	11,975,000	15,628,433
Walt Disney Co.:
3.700%, 09/15/2024	4,025,000	4,456,658
7.430%, 10/01/2026	3,300,000	4,417,607
5.400%, 10/01/2043	5,000,000	6,976,835
4.750%, 09/15/2044	1,950,000	2,477,608
Waste Management, Inc.,
3.900%, 03/01/2035	5,000,000	6,055,768
Weatherford International Ltd.,
11.000%, 12/01/2024 (1)(2)	332,000	199,200
Western Digital Corp.,
4.750%, 02/15/2026	57,075,000	61,819,645
Western Gas Partners LP,
4.000%, 07/01/2022	17,845,000	17,950,732
Western Midstream Operating LP,
6.000%, 02/01/2050	10,000,000	9,262,500
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025	10,000,000	10,541,573
WestRock MWV LLC,
8.200%, 01/15/2030	5,012,000	7,062,367
Williams Companies, Inc.:
7.875%, 09/01/2021	5,065,000	5,399,064
3.700%, 01/15/2023	44,375,000	46,897,038
4.550%, 06/24/2024	7,629,000	8,454,300
7.500%, 01/15/2031	120,000	158,071
7.750%, 06/15/2031	3,500,000	4,603,860
8.750%, 03/15/2032	9,275,000	13,220,565
6.300%, 04/15/2040	1,590,000	1,966,036
5.750%, 06/24/2044	2,500,000	2,944,886
Woodside Finance Ltd.,
3.650%, 03/05/2025 (1)(2)	15,575,000	16,478,169
WRKCo, Inc.,
3.000%, 09/15/2024	6,000,000	6,440,160
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (2)	4,000,000	3,790,000
Xerox Corp.,
4.125%, 03/15/2023	35,175,000	36,152,865
Xerox Holdings Corp.,
5.000%, 08/15/2025 (2)	1,000,000	988,270
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	20,250,000	22,523,681
Zimmer Biomet Holdings, Inc.:
3.550%, 04/01/2025	20,000,000	22,109,770
5.750%, 11/30/2039	9,000,000	11,957,089
Zoetis, Inc.:
3.450%, 11/13/2020	11,885,000	11,896,048
3.250%, 02/01/2023	24,701,000	26,062,522
4.500%, 11/13/2025	16,275,000	19,038,110
Total Industrials (Cost $7,724,180,596)		8,325,702,988	29.7%

Utilities
American Water Capital Corp.,
2.800%, 05/01/2030	8,500,000	9,310,411
Appalachian Power Co.,
6.700%, 08/15/2037	1,400,000	1,943,769
Avangrid, Inc.,
3.200%, 04/15/2025	14,000,000	15,395,988
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	7,790,691
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,053,282
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	9,949,910
Consumers Energy Co.,
3.500%, 08/01/2051	9,425,000	11,032,403
Dominion Energy, Inc.,
2.450%, 01/15/2023 (2)	15,000,000	15,625,650
Dominion Resources, Inc.,
5.950%, 06/15/2035	1,880,000	2,517,645
DTE Electric Company,
2.625%, 03/01/2031	30,200,000	33,156,210
Duquesne Light Holdings, Inc.,
2.532%, 10/01/2030 (2)	8,775,000	8,793,724
Edison International,
2.950%, 03/15/2023	5,000,000	5,133,927
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)	51,299,000	55,791,980
Enel Finance International NV:
2.875%, 05/25/2022 (1)(2)	7,500,000	7,739,023
3.625%, 05/25/2027 (1)(2)	27,500,000	30,579,094
3.500%, 04/06/2028 (1)(2)	7,000,000	7,800,240
4.875%, 06/14/2029 (1)(2)	11,775,000	14,441,771
6.800%, 09/15/2037 (1)(2)	3,875,000	5,457,026
6.000%, 10/07/2039 (1)(2)	631,000	857,813
4.750%, 05/25/2047 (1)(2)	42,584,000	52,816,277
Engie Energia Chile SA,
3.400%, 01/28/2030 (1)(2)	3,000,000	3,240,000
Exelon Corp.:
3.950%, 06/15/2025	15,775,000	17,781,054
7.600%, 04/01/2032	1,650,000	2,362,068
5.100%, 06/15/2045	5,875,000	7,621,079
Exelon Generation Co. LLC,
5.600%, 06/15/2042	6,100,000	7,189,281
FirstEnergy Corp.:
2.650%, 03/01/2030	4,300,000	4,360,420
3.400%, 03/01/2050	11,325,000	10,986,127
Fortis Inc.,
3.055%, 10/04/2026 (1)	8,762,000	9,576,135
Infraestructura Energetica Nova SAB de CV,
3.750%, 01/14/2028 (1)(2)	5,000,000	4,950,000
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,623,685
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030 (2)	10,600,000	10,449,897
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (1)(2)	2,800,000	2,854,645
NiSource, Inc.:
3.600%, 05/01/2030	20,800,000	23,701,022
3.950%, 03/30/2048	11,775,000	13,693,235
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030	9,500,000	10,604,076
PSEG Power LLC,
3.000%, 06/15/2021	25,027,000	25,433,396
RGS I&M Funding Corp.,
9.820%, 12/07/2022	267,849	275,801
Southern Co.,
2.950%, 07/01/2023	17,400,000	18,490,510
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	6,000,000	6,252,333
Total Utilities (Cost $435,114,196)		479,631,598	1.7%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)	8,000,000	9,083,006
4.750%, 07/28/2025 (1)(2)	37,818,000	42,586,850
4.800%, 04/18/2026 (1)(2)	47,025,000	53,667,165
AerCap Holdings NV:
4.875%, 01/16/2024 (1)	6,708,000	6,947,816
2.875%, 08/14/2024 (1)	39,395,000	37,942,940
6.500%, 07/15/2025 (1)	15,000,000	16,193,489
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	9,000,000	9,652,919
AIG Life Holdings, Inc.,
6.625%, 02/15/2029	16,500,000	21,799,422
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)	2,000,000	3,008,590
Air Lease Corp.:
4.250%, 02/01/2024	8,175,000	8,509,609
2.300%, 02/01/2025	14,150,000	13,922,594
Allstate Corp.,
3.850%, 08/10/2049	10,968,000	13,038,571
Ally Financial, Inc.:
1.450%, 10/02/2023	15,000,000	14,983,388
5.125%, 09/30/2024	13,000,000	14,488,422
American International Group, Inc.:
4.875%, 06/01/2022	25,951,000	27,818,054
3.750%, 07/10/2025	11,400,000	12,760,800
3.875%, 01/15/2035	15,000,000	17,304,360
6.820%, 11/15/2037	4,173,000	5,882,614
AmSouth Bancorporation,
6.750%, 11/01/2025	1,110,000	1,356,731
Anthem, Inc.:
3.350%, 12/01/2024	7,050,000	7,745,098
2.375%, 01/15/2025	4,075,000	4,333,651
ANZ New Zealand (Int'l) Ltd.:
2.750%, 02/03/2021 (1)(2)	10,000,000	10,082,410
2.125%, 07/28/2021 (1)(2)	17,175,000	17,403,795
Aon PLC,
3.875%, 12/15/2025 (1)	14,490,000	16,609,885
Assurant, Inc.:
1.483%, 03/26/2021 (3 Month LIBOR USD + 1.250%) (3)	1,916,000	1,915,323
4.900%, 03/27/2028	3,000,000	3,323,650
3.700%, 02/22/2030	7,000,000	7,289,708
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)	32,000,000	35,179,393
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%) (1)(2)(3)	14,803,000	15,342,559
Avolon Holdings Funding Ltd.:
5.250%, 05/15/2024 (1)(2)	5,000,000	5,017,480
2.875%, 02/15/2025 (1)(2)	10,000,000	9,166,016
Banco Bilbao Vizcaya Argentaria SA,
1.125%, 09/18/2025 (1)	15,000,000	14,910,540
Banco Santander Chile,
2.700%, 01/10/2025 (1)(2)	8,000,000	8,433,000
Banco Santander SA:
3.500%, 04/11/2022 (1)	12,000,000	12,447,317
3.848%, 04/12/2023 (1)	16,700,000	17,829,132
5.179%, 11/19/2025 (1)	11,150,000	12,625,652
Bank of America Corp.:
2.625%, 04/19/2021	17,500,000	17,723,824
3.300%, 01/11/2023	22,650,000	24,042,710
3.004%, 12/20/2023 (3 Month LIBOR USD + 0.790%) (3)	8,352,000	8,767,890
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%) (3)	12,575,000	13,618,512
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	9,650,000	10,461,548
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	22,000,000	23,722,600
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%) (3)	8,000,000	8,434,622
3.366%, 01/23/2026 (3 Month LIBOR USD + 0.810%) (3)	22,700,000	24,776,407
3.248%, 10/21/2027	6,000,000	6,637,698
2.496%, 02/13/2031 (3 Month LIBOR USD + 0.990%) (3)	7,000,000	7,359,491
2.592%, 04/29/2031 (SOFR + 2.150%) (3)	35,000,000	37,237,234
7.750%, 05/14/2038	725,000	1,200,735
Bank of Montreal:
1.900%, 08/27/2021 (1)	26,450,000	26,849,750
3.803%, 12/15/2032 (5 Year Swap Rate USD + 1.432%) (1)(3)	5,000,000	5,572,932
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)	15,475,000	16,201,069
Bank of Nova Scotia:
2.450%, 09/19/2022 (1)	8,225,000	8,566,672
1.625%, 05/01/2023 (1)	11,425,000	11,723,033
4.500%, 12/16/2025 (1)	8,048,000	9,322,672
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	12,475,000	13,532,437
Barclays PLC:
3.250%, 01/12/2021 (1)	25,000,000	25,196,325
3.684%, 01/10/2023 (1)	22,500,000	23,195,327
4.610%, 02/15/2023 (3 Month LIBOR USD + 1.400%) (1)(3)	10,000,000	10,464,874
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%) (1)(3)	5,000,000	5,367,732
3.650%, 03/16/2025 (1)	17,350,000	18,713,420
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	23,400,000	25,200,178
2.852%, 05/07/2026 (3 Month LIBOR USD + 2.452%) (1)(3)	10,000,000	10,400,883
4.337%, 01/10/2028 (1)	10,000,000	11,135,599
BBVA USA:
2.875%, 06/29/2022	15,700,000	16,177,015
3.875%, 04/10/2025	45,470,000	48,787,134
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	4,449,909
BGC Partners, Inc.,
4.375%, 12/15/2025 (2)	13,000,000	13,262,782
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)	4,000,000	4,239,896
3.375%, 01/09/2025 (1)(2)	8,000,000	8,677,377
4.375%, 09/28/2025 (1)(2)	14,700,000	16,390,960
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%) (1)(2)(3)	42,500,000	44,787,322
2.219%, 06/09/2026 (SOFR + 2.074%) (1)(2)(3)	10,000,000	10,311,898
1.904%, 09/30/2028 (SOFR + 1.609%) (1)(2)(3)	16,000,000	15,998,033
3.052%, 01/13/2031 (SOFR + 1.507%) (1)(2)(3)	10,500,000	11,260,866
2.588%, 08/12/2035 (5 Year CMT Rate + 2.050%) (1)(2)(3)	5,000,000	4,854,726
BNZ International Funding Ltd.:
2.750%, 03/02/2021 (1)(2)	18,750,000	18,941,417
3.375%, 03/01/2023 (1)(2)	24,750,000	26,428,050
BPCE SA:
5.700%, 10/22/2023 (1)(2)	33,770,000	37,872,845
4.625%, 07/11/2024 (1)(2)	3,185,000	3,496,097
5.150%, 07/21/2024 (1)(2)	30,902,000	34,610,981
2.375%, 01/14/2025 (1)(2)	5,000,000	5,199,385
4.500%, 03/15/2025 (1)(2)	40,275,000	44,548,879
1.652%, 10/06/2026 (1)(8)	25,000,000	25,040,195
Brown & Brown, Inc.,
4.500%, 03/15/2029	11,840,000	13,513,571
Canadian Imperial Bank of Commerce,
2.250%, 01/28/2025 (1)	8,000,000	8,437,531
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (2)	5,525,000	6,037,212
Capital One Financial Corp.:
3.200%, 01/30/2023	5,000,000	5,278,405
3.750%, 07/28/2026	5,000,000	5,445,305
3.650%, 05/11/2027	16,750,000	18,558,183
3.800%, 01/31/2028	6,960,000	7,767,409
Capital One NA,
3.375%, 02/15/2023	54,066,000	57,178,848
Centene Corp.,
3.000%, 10/15/2030 (8)	10,000,000	10,202,000
CIT Bank NA,
2.969%, 09/27/2025 (SOFR + 1.715%) (3)	21,219,000	21,053,067
CIT Group, Inc.:
4.125%, 03/09/2021	100,000	100,000
5.000%, 08/01/2023	5,000,000	5,187,500
4.750%, 02/16/2024	13,000,000	13,381,810
5.250%, 03/07/2025	100,000	105,800
Citigroup, Inc.:
2.350%, 08/02/2021	8,125,000	8,262,001
3.142%, 01/24/2023 (3 Month LIBOR USD + 0.722%) (3)	10,000,000	10,318,400
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	12,450,000	12,919,037
1.676%, 09/01/2023 (3 Month LIBOR USD + 1.430%) (3)	8,000,000	8,133,201
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	11,000,000	11,901,165
3.700%, 01/12/2026	4,700,000	5,266,836
3.106%, 04/08/2026 (SOFR + 2.750%) (3)	15,000,000	16,235,046
3.200%, 10/21/2026	10,931,000	12,057,986
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	30,000,000	33,956,786
2.572%, 06/03/2031 (SOFR + 2.107%) (3)	50,000,000	52,403,500
Citizens Bank NA:
2.550%, 05/13/2021	6,175,000	6,248,107
2.250%, 04/28/2025	9,000,000	9,572,980
Citizens Financial Group, Inc.:
2.850%, 07/27/2026	23,400,000	25,708,084
3.250%, 04/30/2030	40,000,000	44,153,896
CNA Financial Corp.:
7.250%, 11/15/2023	12,400,000	14,663,694
4.500%, 03/01/2026	21,125,000	24,807,447
3.450%, 08/15/2027	9,000,000	10,111,476
CNO Financial Group, Inc.,
5.250%, 05/30/2025	18,640,000	21,379,408
Comerica Bank,
4.000%, 07/27/2025	21,425,000	23,682,939
Commonwealth Bank of Australia:
4.500%, 12/09/2025 (1)(2)	19,000,000	21,443,170
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%) (1)(2)(3)	35,000,000	38,098,027
Cooperatieve Rabobank UA:
3.875%, 02/08/2022 (1)	4,150,000	4,347,249
4.625%, 12/01/2023 (1)	7,229,000	8,031,833
4.375%, 08/04/2025 (1)	11,805,000	13,379,653
3.750%, 07/21/2026 (1)	36,000,000	40,092,916
Credit Agricole SA:
3.375%, 01/10/2022 (1)(2)	23,225,000	23,987,147
3.750%, 04/24/2023 (1)(2)	8,375,000	8,974,911
3.250%, 10/04/2024 (1)(2)	8,575,000	9,262,796
4.375%, 03/17/2025 (1)(2)	37,093,000	40,927,713
1.907%, 06/16/2026 (SOFRINDX + 1.676%) (1)(2)(3)	7,000,000	7,150,775
3.250%, 01/14/2030 (1)(2)	5,000,000	5,370,461
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	9,000,000	9,309,495
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	6,000,000	6,476,609
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(2)(3)	13,700,000	14,306,179
2.193%, 06/05/2026 (SOFR + 2.044%) (1)(2)(3)	10,000,000	10,300,393
4.282%, 01/09/2028 (1)(2)	16,750,000	19,013,479
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%) (1)(2)(3)	10,850,000	12,115,760
4.194%, 04/01/2031 (SOFR + 3.730%) (1)(2)(3)	20,000,000	23,089,800
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)	21,400,000	23,022,632
3.750%, 03/26/2025 (1)	15,000,000	16,544,584
4.550%, 04/17/2026 (1)	5,000,000	5,830,246
CyrusOne LP / CyrusOne Finance Corp.:
2.900%, 11/15/2024	10,000,000	10,600,600
2.150%, 11/01/2030	11,000,000	10,748,100
Daiwa Securities Group, Inc.,
3.129%, 04/19/2022 (1)(2)	14,175,000	14,644,901
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%) (1)(2)(3)	20,450,000	20,303,212
Deutsche Bank AG:
3.150%, 01/22/2021 (1)	16,954,000	17,056,569
3.375%, 05/12/2021 (1)	5,450,000	5,522,874
4.250%, 10/14/2021 (1)	29,900,000	30,779,801
5.000%, 02/14/2022 (1)	10,000,000	10,461,048
3.300%, 11/16/2022 (1)	17,625,000	18,226,967
3.950%, 02/27/2023 (1)	14,875,000	15,598,147
5.882%, 07/08/2031 (SOFR + 5.438%) (1)(3)	30,000,000	30,927,193
3.547%, 09/18/2031 (SOFR + 3.043%) (1)(3)	10,000,000	10,104,386
Digital Realty Trust LP:
4.450%, 07/15/2028	7,000,000	8,328,532
3.600%, 07/01/2029	41,950,000	48,128,484
Discover Bank:
3.350%, 02/06/2023	7,000,000	7,403,350
4.682%, 08/09/2028 (5 Year Swap Rate USD + 1.730%) (3)	6,500,000	6,814,210
4.650%, 09/13/2028	23,225,000	27,334,265
Discover Financial Services:
3.950%, 11/06/2024	25,000,000	27,510,005
4.100%, 02/09/2027	13,379,000	14,836,891
DNB Bank ASA,
1.127%, 09/16/2026 (5 Year CMT Rate + 0.850%) (1)(2)(3)	10,000,000	9,976,500
First Horizon National Corp.:
3.500%, 12/15/2020	29,022,000	29,120,632
4.000%, 05/26/2025	30,000,000	32,615,934
First Republic Bank,
4.625%, 02/13/2047	1,850,000	2,309,626
Five Corners Funding Trust II,
2.850%, 05/15/2030 (2)	10,000,000	10,742,625
FMR LLC:
4.950%, 02/01/2033 (2)	4,235,000	5,734,832
6.500%, 12/14/2040 (2)	1,820,000	2,820,691
GE Capital Funding LLC,
4.050%, 05/15/2027 (2)	10,000,000	10,777,006
GE Capital International Funding Co. Unlimited Co.:
3.373%, 11/15/2025 (1)	5,000,000	5,347,924
4.418%, 11/15/2035 (1)	36,000,000	38,000,114
Globe Life, Inc.:
3.800%, 09/15/2022	1,275,000	1,353,652
4.550%, 09/15/2028	9,350,000	11,164,109
Goldman Sachs Group, Inc.:
5.250%, 07/27/2021	1,100,000	1,144,057
2.350%, 11/15/2021	10,000,000	10,022,920
5.750%, 01/24/2022	15,100,000	16,131,481
1.856%, 11/29/2023 (3 Month LIBOR USD + 1.600%) (3)	10,000,000	10,294,999
3.500%, 01/23/2025	9,400,000	10,313,703
3.500%, 04/01/2025	10,000,000	11,036,698
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	24,000,000	25,977,309
3.814%, 04/23/2029 (3 Month LIBOR USD + 1.158%) (3)	17,875,000	20,343,822
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	15,050,000	17,551,502
6.345%, 02/15/2034	125,000	171,312
6.750%, 10/01/2037	300,000	435,879
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)	11,215,000	15,017,961
3.700%, 01/22/2070 (2)	14,000,000	14,588,634
4.850%, 01/24/2077 (2)	15,693,000	20,370,027
Harborwalk Funding Trust,
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%) (2)(3)	10,000,000	12,304,537
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049	15,725,000	17,563,361
High Street Funding Trust I,
4.111%, 02/15/2028 (2)	9,000,000	10,315,139
High Street Funding Trust II,
4.682%, 02/15/2048 (2)	7,000,000	8,366,960
Highmark, Inc.,
4.750%, 05/15/2021 (2)	7,800,000	7,999,930
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	30,996,000	32,044,427
3.600%, 05/25/2023 (1)	6,000,000	6,389,551
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%) (1)(3)	9,000,000	9,627,240
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	5,200,000	5,618,460
1.645%, 04/18/2026 (SOFR + 1.538%) (1)(3)	8,125,000	8,093,881
2.013%, 09/22/2028 (SOFR + 1.732%) (1)(3)	25,000,000	24,781,404
4.583%, 06/19/2029 (3 Month LIBOR USD + 1.535%) (1)(3)	17,125,000	19,757,647
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	4,775,000	5,331,137
Humana, Inc.,
8.150%, 06/15/2038	8,983,000	14,106,987
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	17,225,000	17,409,567
2.300%, 01/14/2022	15,225,000	15,562,934
2.625%, 08/06/2024	1,500,000	1,597,654
ING Bank NV,
5.800%, 09/25/2023 (1)(2)	6,511,000	7,309,987
ING Groep NV,
3.150%, 03/29/2022 (1)	4,000,000	4,150,376
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	5,500,000	5,806,628
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,000,000	10,727,108
Jefferies Group LLC:
4.850%, 01/15/2027	15,750,000	17,788,253
6.450%, 06/08/2027	1,300,000	1,584,857
4.150%, 01/23/2030	30,200,000	34,035,545
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	17,615,000	20,868,015
JPMorgan Chase & Co.:
3.200%, 01/25/2023	5,350,000	5,686,933
1.494%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,154,357
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%) (3)	15,575,000	16,701,068
3.125%, 01/23/2025	21,850,000	23,835,214
2.301%, 10/15/2025 (SOFR + 1.160%) (3)	19,859,000	20,894,169
2.005%, 03/13/2026 (SOFR + 1.585%) (3)	17,000,000	17,601,011
2.083%, 04/22/2026 (SOFR + 1.850%) (3)	71,000,000	74,250,371
2.522%, 04/22/2031 (SOFR + 2.040%) (3)	30,500,000	32,454,234
KeyBank NA,
3.400%, 05/20/2026	21,575,000	24,192,694
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	73,328,000	75,675,753
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (2)	750,000	1,067,596
3.951%, 10/15/2050 (2)	900,000	1,004,723
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)	375,000	578,761
Life Storage LP:
3.875%, 12/15/2027	2,575,000	2,881,184
2.200%, 10/15/2030	6,950,000	6,932,263
Lincoln National Corp.:
3.400%, 01/15/2031	23,000,000	25,506,465
6.300%, 10/09/2037	2,190,000	2,869,681
Lloyds Bank PLC:
4.050%, 08/16/2023 (1)	6,575,000	7,115,339
2.907%, 11/07/2023 (3 Month LIBOR USD + 0.810%) (1)(3)	21,520,000	22,349,627
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%) (1)(3)	15,000,000	16,325,623
3.750%, 01/11/2027 (1)	7,800,000	8,633,625
4.375%, 03/22/2028 (1)	15,000,000	17,402,351
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%) (1)(3)	21,550,000	23,609,800
Macquarie Bank Ltd.:
6.625%, 04/07/2021 (1)(2)	275,000	283,393
4.875%, 06/10/2025 (1)(2)	7,800,000	8,790,248
3.624%, 06/03/2030 (1)(2)	28,805,000	30,623,921
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	35,850,000	37,486,087
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	21,000,000	22,512,424
Manufacturers & Traders Trust Co.,
1.360%, 12/28/2020 (1 Month LIBOR USD + 1.215%) (3)	9,483,000	9,487,915
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)	16,375,000	19,206,884
2.484%, 05/19/2027 (1)	13,850,000	14,821,934
Marsh & McLennan Companies, Inc.:
4.800%, 07/15/2021	1,000,000	1,025,341
3.300%, 03/14/2023	6,875,000	7,307,094
3.750%, 03/14/2026	9,225,000	10,422,656
5.875%, 08/01/2033	3,729,000	5,251,226
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (2)	3,184,000	3,628,108
3.729%, 10/15/2070 (2)	19,253,000	19,852,662
4.900%, 04/01/2077 (2)	8,000,000	10,485,522
MBIA Insurance Corp.,
11.535%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(9)	700,000	245,000
MetLife, Inc.:
4.875%, 11/13/2043	3,375,000	4,527,528
4.050%, 03/01/2045	9,025,000	11,053,407
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	3,725,000	4,878,705
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	11,039,000	11,229,935
3.455%, 03/02/2023 (1)	15,000,000	15,981,543
2.801%, 07/18/2024 (1)	10,000,000	10,676,724
2.193%, 02/25/2025 (1)	11,500,000	12,044,625
Mizuho Financial Group, Inc.:
2.953%, 02/28/2022 (1)	9,750,000	10,086,955
2.601%, 09/11/2022 (1)	5,000,000	5,191,468
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	9,000,000	9,787,500
2.555%, 09/13/2025 (3 Month LIBOR USD + 1.100%) (1)(3)	20,000,000	21,020,218
3.170%, 09/11/2027 (1)	24,650,000	26,904,440
1.979%, 09/08/2031 (3 Month LIBOR USD + 1.270%) (1)(3)	13,250,000	13,160,799
Morgan Stanley:
3.125%, 01/23/2023	15,000,000	15,859,050
3.750%, 02/25/2023	1,000,000	1,073,315
1.664%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	10,000,000	10,160,673
3.737%, 04/24/2024 (3 Month LIBOR USD + 0.847%) (3)	25,000,000	26,910,571
3.700%, 10/23/2024	5,000,000	5,547,283
2.720%, 07/22/2025 (SOFR + 1.152%) (3)	15,000,000	15,934,083
4.000%, 07/23/2025	2,500,000	2,825,626
3.875%, 01/27/2026	7,000,000	7,978,424
2.188%, 04/28/2026 (SOFR + 1.990%) (3)	40,000,000	41,891,388
3.125%, 07/27/2026	13,175,000	14,585,528
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%) (3)	15,350,000	17,264,002
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	1,150,000	1,205,227
National Australia Bank Ltd.:
2.332%, 08/21/2030 (1)(2)	47,625,000	47,109,945
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%) (1)(2)(3)	5,000,000	5,557,628
National Securities Clearing Corp.,
1.500%, 04/23/2025 (2)	13,000,000	13,403,919
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	14,500,000	15,408,609
3.900%, 07/21/2025 (1)(2)	8,100,000	9,143,738
4.000%, 09/14/2026 (1)(2)	58,541,000	63,413,831
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%) (1)(2)(3)	1,425,000	1,609,797
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%) (1)(2)(3)	10,125,000	11,432,462
4.125%, 10/18/2032 (5 Year Mid Swap Rate USD + 1.849%) (1)(2)(3)	8,000,000	8,520,264
Nationwide Financial Services, Inc.:
5.375%, 03/25/2021 (2)	15,088,000	15,422,391
3.900%, 11/30/2049 (2)	17,500,000	17,941,430
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (2)	5,600,000	8,107,416
9.375%, 08/15/2039 (2)	27,409,000	46,279,381
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (2)	3,200,000	3,850,199
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)	25,105,000	38,359,742
4.450%, 05/15/2069 (2)	10,000,000	12,271,617
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)	10,000,000	10,530,900
1.851%, 07/16/2025 (1)	15,000,000	15,264,250
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	16,000,000	17,616,088
People's United Bank NA,
4.000%, 07/15/2024	4,400,000	4,702,212
Pine Street Trust I,
4.572%, 02/15/2029 (2)	5,000,000	5,805,223
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,215,000	1,278,795
3.125%, 05/15/2023	3,675,000	3,917,124
Protective Life Corp.,
4.300%, 09/30/2028 (2)	4,105,000	4,535,470
Prudential Financial, Inc.,
3.878%, 03/27/2028	11,025,000	12,920,698
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	21,011,000	27,400,571
Raymond James Financial, Inc.:
3.625%, 09/15/2026	425,000	488,386
4.950%, 07/15/2046	15,000,000	19,399,328
Realty Income Corp.,
3.875%, 04/15/2025	10,000,000	11,328,981
Regions Bank,
6.450%, 06/26/2037	3,864,000	5,349,349
Regions Financial Corp.:
2.750%, 08/14/2022	14,900,000	15,496,705
3.800%, 08/14/2023	19,737,000	21,399,426
2.250%, 05/18/2025	16,650,000	17,585,161
Reliance Standard Life Global Funding II:
3.050%, 01/20/2021 (2)	10,954,000	11,034,873
2.625%, 07/22/2022 (2)	9,700,000	9,985,465
2.500%, 10/30/2024 (2)	20,000,000	20,879,746
Royal Bank of Canada,
4.650%, 01/27/2026 (1)	29,930,000	35,329,219
Royal Bank of Scotland Group PLC:
3.498%, 05/15/2023 (3 Month LIBOR USD + 1.480%) (1)(3)	62,335,000	64,560,487
4.519%, 06/25/2024 (3 Month LIBOR USD + 1.550%) (1)(3)	17,475,000	18,835,013
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	8,300,000	9,015,985
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%) (1)(3)	5,150,000	5,990,282
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	11,000,000	12,729,592
Santander Holdings USA, Inc.:
3.400%, 01/18/2023	5,750,000	6,020,014
3.450%, 06/02/2025	10,000,000	10,694,021
Santander UK Group Holdings PLC:
2.875%, 08/05/2021 (1)	9,375,000	9,563,549
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%) (1)(3)	6,000,000	6,658,731
Santander UK PLC:
5.000%, 11/07/2023 (1)(2)	36,375,000	39,668,756
4.000%, 03/13/2024 (1)	7,700,000	8,499,568
SMBC Aviation Capital Finance DAC,
3.550%, 04/15/2024 (1)(2)	15,000,000	15,737,691
Societe Generale SA:
4.250%, 09/14/2023 (1)(2)	9,725,000	10,523,498
5.000%, 01/17/2024 (1)(2)	18,000,000	19,441,383
3.875%, 03/28/2024 (1)(2)	10,000,000	10,748,268
2.625%, 10/16/2024 (1)(2)	14,575,000	15,099,854
2.625%, 01/22/2025 (1)(2)	34,600,000	35,704,917
4.250%, 04/14/2025 (1)(2)	21,975,000	23,439,886
4.250%, 08/19/2026 (1)(2)	18,572,000	19,987,945
Standard Chartered PLC:
3.050%, 01/15/2021 (1)(2)	14,000,000	14,093,274
3.885%, 03/15/2024 (3 Month LIBOR USD + 1.080%) (1)(2)(3)	17,600,000	18,550,388
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	40,500,000	43,063,399
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%) (1)(2)(3)	8,800,000	9,117,197
0.000%, 04/01/2031 (5 Year CMT Rate + 3.850%) (1)(2)(3)	7,000,000	8,057,572
5.700%, 03/26/2044 (1)(2)	14,000,000	17,258,522
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%) (2)(3)	12,975,000	14,108,435
Stifel Financial Corp.:
3.500%, 12/01/2020	5,000,000	5,016,756
4.250%, 07/18/2024	19,615,000	22,000,030
Sumitomo Mitsui Banking Corp.,
3.000%, 01/18/2023 (1)	2,500,000	2,630,391
Sumitomo Mitsui Financial Group, Inc.:
2.784%, 07/12/2022 (1)	13,325,000	13,847,679
3.102%, 01/17/2023 (1)	16,125,000	17,026,625
2.696%, 07/16/2024 (1)	10,400,000	11,065,436
2.448%, 09/27/2024 (1)	20,000,000	21,129,101
SunTrust Banks, Inc.:
3.689%, 08/02/2024 (3 Month LIBOR USD + 0.735%) (3)	6,345,000	6,888,357
3.300%, 05/15/2026	28,734,000	32,224,311
Swedbank AB,
2.650%, 03/10/2021 (1)(2)	7,025,000	7,097,709
Synchrony Financial:
3.750%, 08/15/2021	16,825,000	17,162,886
4.250%, 08/15/2024	33,325,000	36,212,593
4.500%, 07/23/2025	12,795,000	14,124,328
3.700%, 08/04/2026	5,388,000	5,765,847
3.950%, 12/01/2027	43,000,000	46,273,247
Synovus Financial Corp.,
3.125%, 11/01/2022	19,588,000	20,102,185
Travelers Companies, Inc.,
2.550%, 04/27/2050	8,775,000	8,611,424
Trinity Acquisition PLC:
4.400%, 03/15/2026 (1)	15,776,000	18,217,590
6.125%, 08/15/2043 (1)	22,605,000	32,728,425
UBS Group Funding Switzerland AG:
2.650%, 02/01/2022 (1)(2)	10,000,000	10,286,604
3.491%, 05/23/2023 (1)(2)	34,075,000	35,537,941
2.859%, 08/15/2023 (3 Month LIBOR USD + 0.954%) (1)(2)(3)	31,700,000	32,876,008
4.125%, 09/24/2025 (1)(2)	6,500,000	7,404,036
UnitedHealth Group, Inc.,
4.625%, 07/15/2035	12,175,000	16,034,307
Voya Financial, Inc.,
3.650%, 06/15/2026	7,102,000	8,048,978
Wells Fargo & Co.:
3.069%, 01/24/2023	12,000,000	12,377,071
1.491%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	10,000,000	10,124,570
1.654%, 06/02/2024 (SOFR + 1.600%) (3)	12,375,000	12,605,778
3.000%, 02/19/2025	5,225,000	5,651,045
2.406%, 10/30/2025 (3 Month LIBOR USD + 0.825%) (3)	10,000,000	10,471,258
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%) (3)	15,000,000	15,575,566
3.000%, 04/22/2026	4,000,000	4,354,513
3.068%, 04/30/2041 (SOFR + 2.530%) (3)	35,000,000	36,613,521
5.013%, 04/04/2051 (3 Month LIBOR USD + 4.240%) (3)	8,000,000	10,949,180
Westpac Banking Corp.:
2.100%, 05/13/2021 (1)	13,300,000	13,446,966
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%) (1)(3)	18,059,000	18,715,624
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%) (1)(3)	10,000,000	11,314,406
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%) (1)(3)	10,000,000	11,279,008
Willis North America, Inc.:
2.950%, 09/15/2029	10,600,000	11,422,333
5.050%, 09/15/2048	15,000,000	20,193,382
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	20,329,000	20,783,179
Total Financials (Cost $5,501,005,849)		5,892,674,451	21.0%
Total Corporate Bonds (Cost $13,660,300,641)		14,698,009,037	52.4%

Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	745,137
Brazos Higher Education Authority, Inc.:
1.931%, 04/01/2024	1,000,000	1,035,080
1.981%, 04/01/2025	1,000,000	1,042,220
2.076%, 04/01/2026	1,000,000	1,050,720
2.176%, 04/01/2027	1,300,000	1,329,692
2.310%, 04/01/2028	1,000,000	1,026,030
2.410%, 04/01/2029	2,360,000	2,410,528
2.510%, 04/01/2030	1,175,000	1,196,808
2.760%, 04/01/2040 (Callable 04/01/2030)	2,850,000	2,729,245
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	8,685,000	8,835,164
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,858,418
7.155%, 03/01/2027	1,700,000	2,036,770
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,735,275
City of Vernon CA,
4.500%, 08/01/2022	7,500,000	7,832,625
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,536,387
County of Hamilton OH,
3.756%, 06/01/2042	25,725,000	28,786,532
County of Riverside CA,
2.667%, 02/15/2025	15,000,000	16,006,650
Great Lakes Water Authority,
2.615%, 07/01/2036	20,000,000	21,117,600
Hillsborough City School District:
0.000%, 09/01/2036 (Callable 09/01/2021)	10,000,000	5,167,600
0.000%, 09/01/2042 (Callable 09/01/2021)	10,000,000	3,859,200
Illinois International Port District,
5.000%, 01/01/2035 (Callable 01/01/2026) (2)	3,750,000	3,423,525
Iowa Student Loan Liquidity Corp.,
2.989%, 12/01/2039 (Callable 12/01/2029)	5,600,000	5,765,704
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 11/02/2020)	1,660,000	1,676,550
Massachusetts Educational Financing Authority,
3.775%, 07/01/2035 (Callable 07/01/2029)	10,000,000	10,541,200
Michigan Finance Authority,
4.600%, 10/01/2022	12,930,000	13,079,471
Minnesota Housing Finance Agency:
2.680%, 10/01/2046 (Callable 01/01/2026)	21,538,590	22,153,517
2.650%, 11/01/2046 (Callable 01/01/2026)	20,372,392	20,954,431
New Hampshire Business Finance Authority,
2.872%, 07/01/2035 (Callable 01/01/2035)	18,325,000	19,366,410
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,300,000	1,315,925
3.750%, 07/01/2034 (Callable 07/01/2023)	1,730,000	1,760,673
New Jersey Turnpike Authority,
3.223%, 01/01/2036 (Callable 07/01/2025) (2)	40,000,000	42,592,000
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	2,195,000	2,242,061
2.812%, 07/01/2035 (Callable 01/01/2024)	2,670,000	2,717,499
North East Independent School District,
5.240%, 08/01/2027	3,000,000	3,696,240
Public Finance Authority,
0.000%, 12/15/2027	19,290,000	14,566,072
Rhode Island Housing & Mortgage Finance Corp.,
2.913%, 10/01/2039 (Callable 10/01/2023)	1,440,000	1,455,970
Rhode Island Student Loan Authority:
2.100%, 12/01/2022	1,125,000	1,125,844
2.200%, 12/01/2023	1,400,000	1,402,758
2.400%, 12/01/2024	1,165,000	1,169,753
2.530%, 12/01/2025	2,310,000	2,327,671
2.730%, 12/01/2026	1,490,000	1,503,619
5.000%, 12/01/2026	1,200,000	1,398,888
2.875%, 12/01/2027	1,800,000	1,810,296
5.000%, 12/01/2027	1,130,000	1,334,101
5.000%, 12/01/2028	1,265,000	1,506,590
5.000%, 12/01/2029	1,295,000	1,560,073
3.625%, 12/01/2037 (Callable 12/01/2030)	6,000,000	6,028,980
State of Illinois,
6.200%, 07/01/2021	3,977,500	4,049,731
Suburban Hospital Healthcare System, Inc.,
7.865%, 02/15/2027	8,755,000	10,460,912
Tennessee Energy Acquisition Corp.,
4.000%, 05/01/2048 (Callable 02/01/2023) (4)	16,965,000	18,270,626
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,358,154
Vermont Student Assistance Corp.,
1.149%, 06/02/2042 (1 Month LIBOR USD + 1.000%) (3)	21,040,808	19,385,528
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,857,488
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028	13,250,000	15,433,203
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,166,496
Total Municipal Bonds (Cost $363,150,989)		376,795,640	1.3%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1991-43, Class J, 7.000%, 05/25/2021	1,850	1,868
Series 1991-65, Class Z, 6.500%, 06/25/2021	936	944
Series 1992-129, Class L, 6.000%, 07/25/2022	8,555	8,772
Series 1993-32, Class H, 6.000%, 03/25/2023	3,631	3,801
Series 1993-58, Class H, 5.500%, 04/25/2023	16,136	16,775
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	137	144
5.000%, 05/01/2021	87	87
6.000%, 06/01/2021	780	789
6.500%, 12/01/2028	9,806	11,035
6.500%, 06/01/2029	3,948	4,425
3.000%, 10/01/2030	25,058,858	26,843,475
3.000%, 02/01/2032	38,771,646	41,758,851
3.500%, 05/01/2032	18,636,213	20,138,174
3.000%, 07/01/2032	8,585,465	9,100,021
3.000%, 10/01/2032	6,316,799	6,696,829
3.000%, 11/01/2032	10,043,953	10,648,293
3.000%, 12/01/2032	10,662,278	11,306,166
3.000%, 01/01/2033	4,725,371	5,009,834
3.000%, 04/01/2033	5,061,303	5,367,023
3.500%, 01/01/2034	18,076,326	19,533,130
3.000%, 05/01/2035	6,613,211	6,945,324
3.000%, 10/01/2035	13,281,725	13,982,114
5.000%, 03/01/2036	3,606,476	4,148,941
5.500%, 04/01/2037	76,733	89,157
5.500%, 04/01/2038	48,682	56,598
5.500%, 05/01/2038	81,039	93,849
5.500%, 01/01/2039	12,835,643	15,115,909
4.500%, 11/01/2039	456,953	512,633
4.500%, 11/01/2039	1,557,365	1,747,610
4.500%, 08/01/2040	1,544,912	1,734,067
4.500%, 08/01/2040	2,193,718	2,463,296
4.000%, 10/01/2040	16,487,858	18,206,363
4.000%, 01/01/2041	11,102,834	12,233,568
3.500%, 06/01/2042	3,012,632	3,259,630
3.500%, 06/01/2042	4,759,488	5,150,970
3.500%, 07/01/2042	26,120,909	28,276,882
3.500%, 07/01/2042	17,798,141	19,204,351
3.000%, 08/01/2042	15,513,901	16,508,288
3.500%, 09/01/2042	9,911,056	10,722,252
3.000%, 11/01/2042	39,598,758	42,755,074
3.500%, 12/01/2042	15,969,647	17,285,609
3.000%, 01/01/2043	27,207,272	28,985,514
3.000%, 02/01/2043	5,298,917	5,645,182
3.500%, 02/01/2043	12,504,996	13,717,459
3.000%, 03/01/2043	13,250,640	14,218,091
3.000%, 04/01/2043	10,966,910	11,683,775
3.000%, 04/01/2043	9,975,577	10,771,107
3.000%, 06/01/2043	8,803,319	9,380,271
3.000%, 08/01/2043	20,199,282	21,518,664
4.500%, 12/01/2043	8,743,448	9,835,232
3.500%, 05/01/2044	31,325,088	34,555,338
3.500%, 08/01/2044	23,629,233	25,571,100
3.500%, 08/01/2044	16,624,151	17,769,040
4.000%, 09/01/2044	8,891,986	9,694,408
4.000%, 10/01/2044	14,240,894	15,648,838
3.500%, 01/01/2045	18,194,001	19,863,871
4.000%, 02/01/2045	9,769,860	10,658,609
3.500%, 06/01/2045	20,163,692	22,243,240
3.500%, 07/01/2045	17,667,496	19,122,422
3.000%, 10/01/2045	26,582,182	28,323,969
4.000%, 10/01/2045	14,156,508	15,405,885
3.500%, 12/01/2045	17,646,297	18,835,541
4.000%, 12/01/2045	5,899,165	6,417,799
3.000%, 01/01/2046	73,508,824	80,671,526
3.500%, 01/01/2046	39,769,504	43,275,870
4.000%, 02/01/2046	7,784,209	8,464,784
4.000%, 02/01/2046	18,376,234	20,241,177
3.500%, 03/01/2046	5,272,413	5,760,457
4.000%, 05/01/2046	696,940	755,936
3.500%, 08/01/2046	62,800,073	69,205,705
4.000%, 08/01/2046	9,917,969	10,951,450
3.000%, 10/01/2046	76,203,223	82,164,305
3.000%, 10/01/2046	56,809,680	60,941,390
4.500%, 11/01/2046	58,097,833	65,328,645
4.000%, 01/01/2047	35,703,942	39,756,728
3.000%, 02/01/2047	31,361,210	33,558,524
3.000%, 05/01/2047	63,144,706	67,695,678
3.500%, 08/01/2047	19,356,116	21,129,028
4.000%, 06/01/2048	55,122,457	61,959,798
4.000%, 08/01/2048	25,511,725	27,546,963
3.000%, 12/01/2049	163,224,336	173,412,362
4.000%, 05/01/2050	114,125,651	125,639,495
3.000%, 06/01/2050	44,444,578	47,566,298
Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	151	152
Series 1122, Class G, 7.000%, 08/15/2021	424	431
Series 1186, Class I, 7.000%, 12/15/2021	1,443	1,478
Federal National Mortgage Association (FNMA):
5.000%, 11/01/2021	54	57
2.500%, 12/01/2027	9,124,799	9,550,053
5.000%, 05/01/2028	25,245	27,828
6.500%, 09/01/2028	7,197	8,049
6.500%, 02/01/2029	16,495	18,579
3.000%, 07/01/2029	13,161,136	13,813,183
4.500%, 07/01/2030	2,830,566	3,121,839
3.000%, 08/01/2030	19,830,939	21,237,963
3.000%, 01/01/2031	54,015,308	57,700,034
4.000%, 11/01/2031	13,303,037	14,507,841
3.500%, 01/01/2032	31,799,111	33,808,317
5.500%, 01/01/2032	6,570	7,522
2.500%, 07/01/2032	21,018,990	22,521,128
3.000%, 11/01/2032	6,334,747	6,668,279
2.500%, 12/01/2032	76,139,403	79,676,456
3.000%, 04/01/2033	10,849,991	11,465,448
3.000%, 05/01/2033	10,814,579	11,433,168
3.500%, 09/01/2033	51,572,083	56,870,391
5.000%, 09/01/2033	8,602,230	9,881,390
4.500%, 10/01/2033	16,926,920	18,662,227
3.000%, 11/01/2033	83,088,741	90,580,156
4.000%, 01/01/2034	9,510,755	10,373,372
5.500%, 04/01/2034	519,642	600,337
4.000%, 09/01/2034	13,440,538	14,657,641
5.500%, 09/01/2034	23,547	27,720
5.000%, 02/01/2035	13,113,991	15,065,223
5.000%, 02/01/2035	9,064,015	10,411,501
5.500%, 02/01/2035	20,730	24,406
5.000%, 04/01/2035	924,235	1,062,312
5.000%, 07/01/2035	2,669,765	3,068,728
5.000%, 02/01/2036	1,642,397	1,889,280
5.000%, 03/01/2036	758,508	872,498
5.500%, 04/01/2036	2,440,953	2,855,794
4.000%, 05/01/2037	46,293,576	49,995,270
3.500%, 08/01/2037	28,095,191	29,706,899
2.500%, 04/01/2038	53,019,824	56,117,008
6.000%, 05/01/2038	3,951,671	4,655,634
4.500%, 04/01/2039	13,008,935	14,561,589
4.000%, 06/01/2039	8,896,721	9,699,594
5.000%, 06/01/2039	11,659,437	13,344,191
4.500%, 01/01/2040	5,969,473	6,710,261
4.500%, 01/01/2040	2,623,725	2,890,571
5.000%, 06/01/2040	9,598,124	10,970,961
4.000%, 08/01/2040	740,669	815,316
4.500%, 08/01/2040	8,960,730	10,054,359
4.500%, 08/01/2040	3,296,913	3,699,777
4.000%, 10/01/2040	1,322,336	1,456,164
4.000%, 11/01/2040	14,171,643	15,640,609
4.000%, 12/01/2040	3,201,292	3,614,331
3.500%, 01/01/2041	1,455,792	1,570,743
4.000%, 01/01/2041	2,975,990	3,278,644
3.500%, 02/01/2041	1,710,735	1,850,946
4.000%, 02/01/2041	290,048	319,479
4.500%, 02/01/2041	40,150,907	44,789,186
3.500%, 03/01/2041	11,473,517	12,378,829
4.000%, 03/01/2041	5,307,105	5,849,721
4.500%, 07/01/2041	3,975,057	4,470,389
3.500%, 09/01/2041	23,906,920	25,866,120
4.000%, 09/01/2041	2,231,594	2,447,986
3.500%, 11/01/2041	12,321,698	13,274,949
3.500%, 12/01/2041	2,265,274	2,449,103
4.000%, 12/01/2041	10,570,306	11,645,245
4.000%, 01/01/2042	19,460,766	21,432,728
4.500%, 01/01/2042	8,062,931	9,051,093
4.000%, 02/01/2042	17,479,437	19,271,195
3.000%, 04/01/2042	50,148,191	53,574,659
3.000%, 05/01/2042	2,787,303	2,965,198
3.500%, 05/01/2042	13,336,666	14,422,048
3.500%, 06/01/2042	5,061,311	5,478,659
3.500%, 07/01/2042	91,273,574	100,675,985
3.500%, 08/01/2042	8,719,285	9,459,404
3.500%, 09/01/2042	13,637,920	14,760,898
3.000%, 10/01/2042	15,311,275	16,790,254
3.000%, 03/01/2043	5,481,862	5,839,041
3.000%, 04/01/2043	1,836,281	1,957,065
3.000%, 05/01/2043	6,469,666	6,984,033
3.000%, 05/01/2043	20,874,779	22,235,378
3.500%, 05/01/2043	14,657,308	16,082,151
3.000%, 06/01/2043	22,989,142	24,488,302
3.500%, 06/01/2043	7,556,678	8,503,696
3.000%, 07/01/2043	18,054,256	19,288,344
4.000%, 07/01/2043	24,972,235	27,583,122
3.000%, 08/01/2043	6,764,016	7,201,565
3.500%, 09/01/2043	29,484,850	31,909,672
4.500%, 09/01/2043	12,428,513	13,975,383
4.000%, 01/01/2045	9,846,321	10,806,192
3.500%, 02/01/2045	39,392,726	42,700,868
4.000%, 02/01/2045	5,689,858	6,261,624
4.000%, 02/01/2045	11,451,734	12,611,578
4.000%, 02/01/2045	16,277,559	18,002,648
4.000%, 02/01/2045	3,043,890	3,316,490
4.000%, 03/01/2045	8,319,234	9,107,087
4.000%, 11/01/2045	33,450,155	36,449,697
3.500%, 12/01/2045	26,833,860	28,576,615
4.000%, 12/01/2045	17,779,712	20,036,761
4.000%, 12/01/2045	42,791,558	46,579,363
4.500%, 02/01/2046	23,252,441	26,077,477
4.500%, 08/01/2046	23,533,084	26,294,504
3.000%, 10/01/2046	23,677,735	25,408,588
3.500%, 11/01/2046	24,938,350	26,666,041
4.000%, 02/01/2047	15,208,026	16,480,143
4.000%, 03/01/2047	30,237,192	32,853,635
4.000%, 03/01/2047	23,751,635	26,441,847
4.000%, 10/01/2047	18,869,195	20,252,841
4.000%, 11/01/2047	11,432,397	12,274,733
3.500%, 12/01/2047	36,549,984	38,682,781
4.000%, 12/01/2047	57,612,759	61,718,965
3.000%, 01/01/2048	25,355,048	27,172,378
3.500%, 05/01/2048	76,620,200	82,661,681
5.000%, 11/01/2048	30,488,204	34,500,618
3.500%, 06/01/2049	78,217,746	82,442,238
4.000%, 09/01/2049	8,657,824	9,227,786
3.500%, 01/01/2050	48,757,453	53,208,987
3.000%, 05/01/2050	138,107,767	148,750,127
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	12,099	13,631
6.500%, 01/20/2029	6,648	7,680
6.000%, 11/20/2033	9,240	10,623
5.000%, 07/20/2040	438,822	500,761
4.000%, 01/20/2041	7,004,966	7,703,905
4.000%, 08/20/2041	4,063,359	4,467,972
3.500%, 10/20/2041	7,630,966	8,277,870
4.000%, 12/20/2041	5,367,516	5,903,340
4.000%, 02/20/2042	10,332,911	11,276,587
4.000%, 06/20/2042	8,774,889	9,634,266
3.500%, 09/20/2042	5,929,297	6,433,247
4.000%, 09/20/2044	30,220,781	32,896,798
3.000%, 04/20/2045	11,020,134	11,681,263
3.500%, 04/20/2045	15,059,915	16,076,404
4.000%, 05/20/2045	12,574,441	13,622,768
3.500%, 06/20/2045	14,741,525	15,737,957
3.500%, 10/20/2045	49,894,774	53,399,709
4.500%, 01/20/2046	12,018,207	13,343,583
4.000%, 04/20/2046	17,120,171	18,427,888
4.000%, 05/20/2046	6,273,750	6,752,702
4.500%, 06/20/2047	19,295,614	20,990,234
4.500%, 07/20/2047	13,524,633	14,692,519
4.500%, 09/20/2047 (6)	69,351,765	75,548,881
3.500%, 02/20/2048	35,562,680	37,896,748
Seasoned Credit Risk Transfer Trust,
Series 2019-4, Class MA, 3.000%, 02/25/2059	56,313,214	60,011,584
Total U.S. Government Agency Issues (Cost $4,323,533,084)		4,564,232,136	16.3%

Non-U.S. Government Agency Issues
ABFC Trust,
Series 2006-OPT1, Class A3C2, 0.298%, 09/25/2036 (1 Month LIBOR USD + 0.150%) (3)	5,412,835	5,333,207
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.298%, 04/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,175,538	1,173,025
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 12/31/2020 (6)	88,561	86,034
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 (6)	40,798	40,786
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2025 (6)	4,831,929	4,830,131
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	3,075,447	3,177,240
Series 2005-6CB, Class 1A4, 5.500%, 04/25/2035 (6)	11,752,528	11,525,037
Series 2005-29CB, Class A1, 5.500%, 07/25/2035 (6)	2,072,220	1,753,213
Series 2005-49CB, Class A5, 5.500%, 11/25/2035 (6)	2,001,441	1,817,834
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (6)	314,861	315,659
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036 (6)	2,662,937	2,583,212
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (6)	447,773	326,795
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	82	82
Argent Securities Inc. Asset-Backed Pass-Through Certificates,
Series 2005-W5, Class A1, 0.383%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	27,270,984	26,921,713
Arroyo Mortgage Trust:
Series 2018-1, Class A1, 3.763%, 04/25/2048 (2)(4)	3,614,881	3,686,736
Series 2019-3, Class A1, 2.962%, 10/25/2048 (2)(4)	35,764,401	36,716,660
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2006-HE2, Class A1, 0.338%, 03/25/2036 (1 Month LIBOR USD + 0.190%) (3)	11,109,509	10,991,007
Series 2006-HE6, Class A4, 0.308%, 11/25/2036 (1 Month LIBOR USD + 0.160%) (3)	345,887	340,010
Banc of America Alternative Loan Trust:
Series 2004-6, Class 4A1, 5.000%, 12/31/2020	238,534	249,626
Series 2007-1, Class 1A1, 4.666%, 04/25/2022 (4)(6)	132,113	125,769
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	1,674,702	1,682,914
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 (6)	29,647	29,376
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 (6)	4,589,863	4,419,252
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (6)	176,188	170,704
Banc of America Funding Trust:
Series 2005-C, Class A1, 0.396%, 05/20/2035 (1 Month LIBOR USD + 0.240%) (3)	3,772,791	3,761,130
Series 2007-C, Class 1A3, 3.933%, 05/20/2036 (4)(6)	1,685,330	1,636,127
Series 2006-G, Class 1A1, 0.536%, 07/20/2036 (1 Month LIBOR USD + 0.380%) (3)	24,180,191	23,967,623
Bayview Financial Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2037 (7)	83,876	83,558
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 2.410%, 10/25/2035 (1 Year CMT Rate + 2.300%) (3)	431,097	432,692
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE4, Class M2, 1.108%, 04/25/2035 (1 Month LIBOR USD + 0.960%) (3)	3,108,747	3,105,738
Series 2006-HE8, Class 21A2, 0.318%, 07/25/2036 (1 Month LIBOR USD + 0.170%) (3)	2,719,140	2,708,634
Carrington Mortgage Loan Trust:
Series 2005-NC1, Class M2, 0.928%, 02/26/2035 (1 Month LIBOR USD + 0.780%) (3)	1,046,227	1,052,115
Series 2007-HE1, Class A2, 0.298%, 06/25/2037 (1 Month LIBOR USD + 0.150%) (3)	45,109	45,078
Chase Mortgage Finance Trust:
Series 2005-A2, Class 1A5, 3.860%, 01/25/2036 (4)	683,200	650,054
Series 2006-A1, Class 2A3, 3.246%, 09/25/2036 (4)	494,550	445,289
Series 2007-A1, Class 2A3, 3.169%, 02/25/2037 (4)	938,709	920,824
Series 2007-A1, Class 3A1, 3.758%, 02/25/2037 (4)	2,272,722	2,291,055
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035 (6)	313,660	298,943
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	3,647,502	3,711,298
Series 2007-2, Class 1A3, 6.000%, 02/25/2037 (6)	1,035,777	1,015,135
Citicorp Residential Mortgage Trust:
Series 2007-1, Class A6, 5.702%, 03/25/2037 (7)	11,392	11,740
Series 2007-2, Class A4, 6.538%, 06/25/2037 (7)	1,536,648	1,536,450
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.500%, 02/25/2058 (2)(4)	26,955,069	28,517,978
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 3.880%, 10/25/2035 (1 Year CMT Rate + 2.400%) (3)	7,034,199	7,049,511
Series 2005-9, Class 22A2, 6.000%, 10/25/2035 (6)	2,585,352	2,643,267
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (6)	31,930	31,837
Series 2007-AMC4, Class A2C, 0.318%, 05/25/2037 (1 Month LIBOR USD + 0.170%) (3)	599,964	598,330
Countrywide Asset-Backed Certificates:
Series 2005-13, Class AF3, 5.430%, 02/25/2033 (4)(6)	183,816	175,127
Series 2006-23, Class 2A3, 0.318%, 08/25/2033 (1 Month LIBOR USD + 0.170%) (3)	246,081	245,786
Series 2006-22, Class 2A3, 0.308%, 01/25/2034 (1 Month LIBOR USD + 0.160%) (3)	2,848,174	2,836,738
Series 2007-11, Class 2A3, 0.338%, 04/25/2034 (1 Month LIBOR USD + 0.190%) (3)	4,336,903	4,293,575
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	1,265	1,273
Series 2005-10, Class AF6, 4.915%, 12/25/2035 (4)	90,336	93,240
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (4)	375,991	359,767
Series 2006-13, Class 1AF3, 5.944%, 01/25/2037 (4)	1,520	1,516
Series 2007-9, Class 2A3, 0.328%, 06/25/2047 (1 Month LIBOR USD + 0.180%) (3)	14,651,680	14,549,323
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 12/31/2020 (6)	11,944	10,540
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB4, Class A1A, 0.238%, 04/25/2037 (1 Month LIBOR USD + 0.090%) (3)	2,837,480	2,775,537
CWABS Asset-Backed Certificates Trust:
Series 2004-15, Class AF6, 4.613%, 04/25/2035 (4)	1,313	1,323
Series 2005-7, Class AF6, 4.693%, 08/25/2035 (4)	8,475	8,597
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	159,493	155,120
Series 2006-18, Class 2A2, 0.308%, 03/25/2037 (1 Month LIBOR USD + 0.160%) (3)	2,456,094	2,436,670
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust:
Series 2005-1, Class 1A1, 0.648%, 02/25/2035 (1 Month LIBOR USD + 0.500%) (3)	4,963,238	4,730,287
Series 2005-2, Class 1A7, 5.330%, 04/25/2035 (4)	7,497,029	7,540,858
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 0.348%, 02/25/2036 (1 Month LIBOR USD + 0.200%) (3)	3,690,244	3,678,050
Series 2006-FF6, Class A4, 0.398%, 04/25/2036 (1 Month LIBOR USD + 0.250%) (3)	20,240,557	19,895,737
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	8,968	8,450
Series 2006-FA8, Class 2A1, 5.750%, 01/25/2022	80,043	57,821
Series 2004-AA1, Class A1, 3.014%, 06/25/2034 (4)	3,288,371	3,239,951
Series 2005-AA2, Class 2A1, 2.653%, 04/25/2035 (4)	1,566,992	1,603,411
Fremont Home Loan Trust,
Series 2005-B, Class M4, 0.853%, 04/25/2035 (1 Month LIBOR USD + 0.705%) (3)	674,271	673,062
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	54	55
GS Mortgage Securities Trust,
Series 2018-RPL1, Class A1A, 3.750%, 10/25/2057 (2)	53,306,027	56,744,341
GSAA Home Equity Trust:
Series 2004-6, Class A1, 0.948%, 06/25/2034 (1 Month LIBOR USD + 0.800%) (3)	1,044,395	1,043,359
Series 2005-14, Class 1A1, 0.398%, 12/25/2035 (1 Month LIBOR USD + 0.250%) (3)	11,125,429	10,982,833
GSAMP Trust:
Series 2005-AHL2, Class A2C, 0.388%, 12/25/2035 (1 Month LIBOR USD + 0.240%) (3)	1,197,704	1,195,519
Series 2006-HE7, Class A2D, 0.378%, 10/25/2036 (1 Month LIBOR USD + 0.230%) (3)	850,536	836,891
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 12/01/2020	21,942	21,802
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	2,075,187	2,146,300
Series 2005-AR2, Class 2A1, 3.864%, 04/25/2035 (4)	2,207,931	2,122,134
Home Equity Asset Trust,
Series 2004-7, Class A1, 0.868%, 01/25/2035 (1 Month LIBOR USD + 0.720%) (3)	10,084,238	9,681,786
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 0.418%, 10/25/2035 (1 Month LIBOR USD + 0.270%) (3)	2,535,612	2,529,214
HSI Asset Securitization Corp. Trust,
Series 2006-OPT4, Class 2A3, 0.308%, 03/25/2036 (1 Month LIBOR USD + 0.160%) (3)	976,591	970,545
J.P. Morgan Alternative Loan Trust:
Series 2006-A1, Class 2A1, 3.706%, 03/25/2036 (4)	64,690	59,561
Series 2007-S1, Class A1, 0.428%, 06/25/2037 (1 Month LIBOR USD + 0.280%) (3)	4,943,422	4,624,429
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021 (6)	3,996	4,086
Series 2005-A8, Class 2A3, 3.559%, 11/25/2035 (4)	4,099,549	3,838,293
Series 2006-A2, Class 2A1, 3.541%, 04/25/2036 (4)	1,037,752	1,013,338
Series 2006-A2, Class 3A3, 3.541%, 04/25/2036 (4)(6)	1,192,182	1,058,990
Series 2006-A7, Class 2A2, 3.629%, 01/25/2037 (4)(6)	1,704,630	1,564,042
Series 2006-A7, Class 2A4R, 3.629%, 01/25/2037 (4)(6)	1,743,504	1,599,711
Series 2007-A2, Class 2A3, 3.685%, 04/25/2037 (4)(6)	3,496,061	3,147,371
Series 2007-A4, Class 2A3, 3.785%, 06/25/2037 (4)(6)	3,838,745	3,351,555
Luminent Mortgage Trust,
Series 2005-1, Class A1, 0.408%, 11/25/2035 (1 Month LIBOR USD + 0.260%) (3)	6,482,305	6,140,531
MASTR Alternative Loan Trust:
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	2,033,654	2,119,534
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	1,415,595	1,463,824
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 (6)	1,997,735	1,812,169
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 0.748%, 01/25/2036 (1 Month LIBOR USD + 0.600%) (3)	515,976	515,632
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 0.768%, 12/25/2029 (1 Month LIBOR USD + 0.620%) (3)	4,858,923	4,701,214
Series 2005-A5, Class A3, 3.506%, 06/25/2035 (4)	1,342,101	1,330,358
Mill City Mortgage Loan Trust:
Series 2018-2, Class A1, 3.500%, 05/25/2058 (2)(4)	25,324,301	26,411,842
Series 2018-3, Class A1, 3.500%, 08/25/2058 (2)(4)	15,015,793	16,003,052
Series 2019-1, Class A1, 3.250%, 10/25/2069 (2)(4)	31,144,715	33,091,204
Morgan Stanley Capital I, Inc. Trust,
Series 2006-HE2, Class A1, 0.318%, 03/25/2036 (1 Month LIBOR USD + 0.170%) (3)	3,795,208	3,765,925
MortgageIT Trust:
Series 2005-4, Class A1, 0.428%, 10/25/2035 (1 Month LIBOR USD + 0.280%) (3)	2,709,406	2,712,644
Series 2005-5, Class A1, 0.668%, 12/25/2035 (1 Month LIBOR USD + 0.520%) (3)	3,085,240	2,996,995
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 0.378%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	246,636	246,606
New Residential Mortgage Loan Trust:
Series 2016-1A, Class A1, 3.750%, 03/25/2056 (2)(4)	11,238,000	12,052,172
Series 2017-1A, Class A1, 4.000%, 02/25/2057 (2)(4)	22,034,653	23,875,778
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (2)(4)	18,530,649	20,022,080
Series 2017-6A, Class A1, 4.000%, 08/25/2057 (2)(4)	22,342,977	24,085,828
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (2)(4)	11,563,198	12,483,402
Series 2019-RPL2, Class A1, 3.250%, 02/25/2059 (2)(4)	27,152,521	29,004,160
RALI Series Trust:
Series 2004-QS13, Class CB, 5.000%, 12/31/2020	3,495	3,465
Series 2005-QS5, Class A1, 0.548%, 04/25/2035 (1 Month LIBOR USD + 0.400%) (3)(6)	1,882,784	1,458,796
Series 2005-QS11, Class A2, 0.648%, 07/25/2035 (1 Month LIBOR USD + 0.500%) (3)	3,545,491	2,758,365
Series 2005-QA7, Class A22, 3.652%, 07/25/2035 (4)(6)	1,588,369	1,532,635
RAMP Series Trust,
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032 (4)	1,264,070	1,286,478
RASC Series Trust,
Series 2007-KS1, Class A3, 0.298%, 11/25/2036 (1 Month LIBOR USD + 0.150%) (3)	1,166,405	1,153,627
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035 (7)	9,145	9,575
Series 2005-2, Class AF6, 4.781%, 08/25/2035 (7)	615,024	645,162
Series 2006-2, Class AF3, 5.797%, 08/25/2036 (7)	15,212,256	8,808,991
Series 2006-3, Class AF2, 5.580%, 11/25/2036 (7)	10,163,871	5,624,079
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (7)	278,136	116,263
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (7)	1,435,659	527,193
Soundview Home Loan Trust:
Series 2006-OPT4, Class 2A3, 0.298%, 06/25/2036 (1 Month LIBOR USD + 0.150%) (3)	793,040	791,352
Series 2006-EQ1, Class A3, 0.308%, 10/25/2036 (1 Month LIBOR USD + 0.160%) (3)	6,678,217	6,626,738
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.818%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,220,505	1,215,707
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.486%, 04/25/2065 (2)(4)	15,426,671	15,469,162
Structured Asset Securities Corp.:
Series 2003-31A, Class 2A7, 2.711%, 10/25/2033 (4)	973,423	964,676
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035 (7)	9,175	9,512
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (2)(4)	1,851,121	1,867,481
Series 2016-3, Class A1, 2.250%, 08/25/2055 (2)(4)	51,442	52,061
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	6,527,996	6,708,168
Series 2016-4, Class A1, 2.250%, 07/25/2056 (2)(4)	8,115,565	8,246,005
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	2,583,619	2,649,994
Series 2017-6, Class A1, 2.750%, 10/25/2057 (2)(4)	26,493,907	27,551,478
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (2)(4)	21,322,530	22,575,894
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	11,637,734	12,607,494
Series 2018-4, Class A1, 3.000%, 06/25/2058 (2)(4)	40,563,778	43,374,637
Series 2019-4, Class A1, 2.900%, 10/25/2059 (2)(4)	83,232,044	88,176,977
Series 2020-2, Class A1A, 1.636%, 04/25/2060 (2)(4)	46,148,020	47,018,473
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	1,748,969	1,810,679
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	2,584,352	2,700,684
Series 2005-3, Class 1CB3, 0.598%, 05/25/2035 (1 Month LIBOR USD + 0.450%) (3)(6)	4,579,531	3,699,284
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 (6)	4,734,468	4,656,990
Series 2007-HY3, Class 4A1, 3.468%, 08/25/2036 (4)	10,148,283	10,005,405
Series 2006-AR10, Class 1A1, 3.032%, 09/25/2036 (4)(6)	809,821	762,427
Wells Fargo Mortgage Backed Securities Trust:
Series 2006-AR14, Class 2A3, 2.941%, 10/25/2036 (4)(6)	1,556,655	1,445,933
Series 2007-7, Class A49, 6.000%, 06/25/2037 (6)	2,415,410	2,309,735
Total Non-U.S. Government Agency Issues (Cost $924,828,810)		944,774,867	3.4%
Total Residential Mortgage-Backed Securities (Cost $5,248,361,894)		5,509,007,003	19.7%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2017-M4, Class A2, 2.584%, 12/25/2026 (4)	30,550,000	33,259,641
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K029, Class A2, 3.320%, 02/25/2023	64,407,000	68,296,726
Series K725, Class A2, 3.002%, 01/25/2024	15,000,000	16,113,971
Series K037, Class A2, 3.490%, 01/25/2024	66,950,000	72,732,679
Series K038, Class A2, 3.389%, 03/25/2024	48,968,000	53,304,910
Series K048, Class A2, 3.284%, 06/25/2025 (4)	59,391,000	66,230,010
Series K050, Class A2, 3.334%, 08/25/2025 (4)	82,951,000	93,043,300
Series K734, Class A2, 3.208%, 02/25/2026	45,125,000	50,328,287
Series K061, Class A2, 3.347%, 11/25/2026 (4)	57,140,000	65,455,681
Series K064, Class A2, 3.224%, 03/25/2027	1,000,000	1,141,796
Series K065, Class A2, 3.243%, 04/25/2027	24,367,000	27,868,311
Series K072, Class A2, 3.444%, 12/25/2027	12,000,000	14,002,153
Series K074, Class A2, 3.600%, 01/25/2028	36,495,000	42,729,200
Series K077, Class A2, 3.850%, 05/25/2028 (4)	46,199,000	55,092,746
Series K079, Class A2, 3.926%, 06/25/2028	63,251,000	75,954,824
Series K080, Class A2, 3.926%, 07/25/2028 (4)	56,820,000	68,324,675
Series K158, Class A3, 3.900%, 10/25/2033 (4)	18,777,000	23,630,584
Total U.S. Government Agency Issues (Cost $756,050,222)		827,509,494	3.0%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050	30,037,000	34,173,203
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050	69,721,751	79,711,930
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054	32,737,000	37,316,814
Benchmark Mortgage Trust,
Series 2020-B19, Class A5, 1.850%, 09/17/2053	40,850,000	41,982,738
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.753%, 03/12/2047	2,689,848	2,899,066
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	50,189,111	54,269,295
Series 2015-GC29, Class A4, 3.192%, 04/10/2048	25,030,000	27,104,544
Series 2016-C2, Class A4, 2.832%, 08/12/2049	33,387,000	36,052,321
Series 2017-P8, Class A4, 3.465%, 09/16/2050	29,775,000	33,857,626
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/17/2045	24,224,935	24,731,847
Series 2013-CR9, Class A3, 4.022%, 07/12/2045	26,979,223	28,723,015
Series 2012-CR2, Class A4, 3.147%, 08/17/2045	35,388,000	36,554,523
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	14,680,000	15,224,866
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (4)	11,500,000	12,473,504
Series 2014-CR18, Class A4, 3.550%, 07/17/2047	5,436,404	5,859,087
Series 2014-CR19, Class A5, 3.796%, 08/12/2047	33,800,000	37,114,083
Series 2014-CR20, Class ASB, 3.305%, 11/13/2047	24,200,597	25,317,481
Series 2015-LC19, Class A4, 3.183%, 02/10/2048	27,105,399	29,386,912
Series 2015-DC1, Class A5, 3.350%, 02/12/2048	23,390,000	25,477,637
DBJPM Mortgage Trust,
Series 2020-C9, Class A5, 1.926%, 08/15/2053	30,000,000	31,094,907
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	1,333,057	1,349,719
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	17,924,873	18,067,602
Series 2012-GCJ9, Class A3, 2.773%, 11/13/2045	40,568,791	41,596,800
Series 2013-GC13, Class A4, 3.871%, 07/12/2046 (4)	14,700,000	15,481,812
Series 2014-GC20, Class AAB, 3.655%, 04/12/2047	17,692,221	18,487,679
Series 2014-GC20, Class A5, 3.998%, 04/12/2047	9,959,000	10,817,567
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	31,025,000	32,413,834
Series 2013-LC11, Class A4, 2.694%, 04/17/2046	4,598,963	4,769,475
Series 2012-LC9, Class ASB, 2.437%, 12/17/2047	1,729,514	1,757,626
Series 2013-C10, Class ASB, 2.702%, 12/17/2047	10,259,793	10,479,414
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C15, Class A4, 4.096%, 11/17/2045	7,193,662	7,787,105
Series 2013-C17, Class A3, 3.928%, 01/17/2047	8,714,507	9,345,890
Series 2014-C24, Class ASB, 3.368%, 11/18/2047	10,017,086	10,499,590
Series 2014-C25, Class A5, 3.672%, 11/18/2047	45,697,000	50,196,103
Series 2015-C30, Class A5, 3.822%, 07/15/2048	42,110,000	47,283,651
Series 2016-C4, Class A3, 3.141%, 12/17/2049	29,133,000	32,220,935
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class A5, 3.454%, 09/16/2050	27,356,184	31,039,927
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/17/2045	41,590,000	42,986,630
Series 2012-C6, Class A4, 2.858%, 11/15/2045	27,996,188	28,784,230
Series 2013-C10, Class A3, 4.103%, 07/17/2046 (4)	39,931,311	42,564,728
Series 2013-C12, Class A3, 3.973%, 10/17/2046	13,728,391	14,586,024
Series 2014-C16, Class A5, 3.892%, 06/17/2047	35,020,000	38,100,244
Series 2015-C25, Class ASB, 3.383%, 10/19/2048	29,027,020	30,868,813
Series 2016-C30, Class A5, 2.860%, 09/17/2049	9,062,000	9,757,927
Wells Fargo Commercial Mortgage Trust:
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	13,358,869	13,942,509
Series 2016-C35, Class ASB, 2.788%, 07/17/2048	11,425,000	12,052,432
Series 2016-BNK1, Class A3, 2.652%, 08/17/2049	7,952,000	8,406,422
Series 2017-C40, Class A4, 3.581%, 10/17/2050	13,250,000	15,102,435
Series 2017-C42, Class A4, 3.589%, 12/16/2050	52,370,521	60,053,470
Series 2017-RC1, Class A4, 3.631%, 01/15/2060	11,875,000	13,496,562
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/17/2045	14,324,000	14,884,994
Series 2012-C6, Class A4, 3.440%, 04/15/2045	18,407,917	18,677,116
Series 2013-C18, Class A4, 3.896%, 12/17/2046	22,050,000	23,467,292
Series 2014-C21, Class ASB, 3.393%, 08/16/2047	9,705,042	10,079,819
Series 2014-C24, Class A5, 3.607%, 11/18/2047	54,091,000	59,069,541
Series 2014-C23, Class ASB, 3.636%, 10/17/2057	8,637,604	9,089,584
Total Non-U.S. Government Agency Issues (Cost $1,365,425,459)		1,428,890,900	5.1%
Total Commercial Mortgage-Backed Securities (Cost $2,121,475,681)		2,256,400,394	8.1%

Asset Backed Securities
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	8,947,022
Conseco Financial Corp.:
Series 1998-3, Class A5, 6.220%, 03/01/2030	44,420	45,219
Series 1998-4, Class A5, 6.180%, 04/01/2030	28,283	28,921
Ford Credit Auto Owner Trust:
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	29,300,000	32,034,976
Series 2018-1, Class A, 3.190%, 07/15/2031 (2)	28,641,000	31,554,314
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	5,979	6,078
PFS Financing Corp.,
Series 2018-D, Class A, 3.190%, 04/17/2023 (2)	32,525,000	32,986,875
SoFi Consumer Loan Program LLC:
Series 2017-4, Class A, 2.500%, 06/25/2026 (2)	1,806,113	1,819,424
Series 2017-5, Class A2, 2.780%, 09/25/2026 (2)	11,686,995	11,798,176
Synchrony Card Funding LLC,
Series 2019-A1, Class A, 2.950%, 03/15/2025	16,745,000	17,324,702
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (2)(4)	55,720,393	56,589,704
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (2)(4)	40,468,540	41,276,389
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (2)	62,085,050	66,255,023
Series 2020-1A, Class A, 1.350%, 05/25/2033 (2)	42,408,000	43,527,792
World Financial Network Credit Card Master Trust,
Series 2016-A, Class A, 2.030%, 04/15/2025	20,102,000	20,303,004
Total Asset Backed Securities (Cost $348,837,000)		364,497,619	1.3%

COMMON STOCK	Shares
Industrials
Weatherford International PLC (1)	46,003	89,706
Total Common Stock (Cost $3,790,590)		89,706	0.0%
Total Long-Term Investments (Cost $25,098,715,827)		26,883,678,270	95.9%

SHORT-TERM INVESTMENT
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.07% (5)	1,284,876,005	1,284,876,005
Total Short-Term Investment (Cost $1,284,876,005)		1,284,876,005	4.6%
Total Investments (Cost $26,383,591,832)		28,168,554,275	100.5%
Liabilities in Excess of Other Assets		(132,857,495)	(0.5)%
TOTAL NET ASSETS		$28,035,696,780	100.0%

Notes to Schedule of Investments
CMT - Constant Maturity Treasury
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
SOFRINDX - Secured Overnight Financing Rate Index
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2020, the value of these securities total $5,628,042,289, which represents 20.07% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2020.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2020.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Core Plus Bond Fund
Schedule of Investments, September 30, 2020 (Unaudited)
Summary of Fair Value Exposure at September 30, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$3,488,586,078	$–	$3,488,586,078
Other Government Related Securities	–	190,292,793	–	190,292,793
Corporate Bonds	–	14,698,009,037	–	14,698,009,037
Municipal Bonds	–	376,795,640	–	376,795,640
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	4,564,232,136	–	4,564,232,136
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	944,774,867	–	944,774,867
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	827,509,494	–	827,509,494
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,428,890,900	–	1,428,890,900
Asset Backed Securities	–	364,497,619	–	364,497,619
Common Stock	89,706	–	–	89,706
Total Long-Term Investments	89,706	26,883,588,564	–	26,883,678,270
Short-Term Investment
Money Market Mutual Fund	1,284,876,005	–	–	1,284,876,005
Total Short-Term Investment	1,284,876,005	–	–	1,284,876,005
Total Investments	$1,284,965,711	$26,883,588,564	$–	$28,168,554,275

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.